                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/07

Item 1. Reports to Shareholders.

The Van Kampen High Yield Municipal Fund semi-annual report transmitted to shareholders pursuant to
Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THEREFORE, THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/2007

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 1/2/86          since 7/20/92        since 12/10/93      since 3/1/06
-----------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
AVERAGE                             4.75%                 4.00%                 1.00%
ANNUAL                 W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE      CHARGES

Since Inception          6.75%      6.51%      6.03%      6.03%      5.61%      5.61%       6.83%
10-year                  6.05       5.53       5.41       5.41       5.27       5.27          --
5-year                   7.06       6.03       6.26       6.02       6.25       6.25          --
1-year                   7.04       1.91       6.24       2.24       6.16       5.16        7.39
6-month                  1.43      -3.38       1.05      -2.90       1.06       0.07        1.64
-----------------------------------------------------------------------------------------------------

SEC Yield                     4.26%                 3.73%                 3.76%             4.73%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and without any distribution (12b-1) fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun five months earlier on concerns about the weak housing market's potential drag on the economy. Bonds continued to sell off until February when deterioration of the sub-prime mortgage market contributed to a sharp decline in the equity markets and a flight-to-quality bond market rally. The rally ended in March, however, as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At the end of that month, news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates led to speculation of a potential rate decrease, which caused the short end of the market to rebound strongly. In the final months of the period, signs of improvement in the economy and steady growth in employment quelled this speculation and yields steadily rose again across the curve.

Municipal bond yields followed the general movement of the Treasury market. However, yields on 30-year AAA municipal bonds reached lows not seen in decades, declining to less than 4.00 percent early in the reporting period before reversing course and ending the period higher at 4.25 percent. The slope of the municipal curve steepened somewhat near the end of the period but still remained relatively flat and as such, the yield differential between long-maturity and short-maturity issues continued to be quite small.

New issue supply overall rose dramatically during most of the period as relatively low interest rates spurred municipalities to refinance their debt. The majority of new issuance, however, was in higher-quality bonds and the supply of lower-rated, high-yield debt remained constrained. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads to hold constant at their near historically tight levels. As a result, the lower-quality, higher yielding segment of the market outperformed the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

Van Kampen High Yield Municipal Fund outperformed the Lehman Brothers Municipal Bond Index for the six months ended May 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2007

------------------------------------------------------------------------
                                                LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I   MUNICIPAL BOND INDEX

       1.43%     1.05%     1.06%     1.64%           0.30%
------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Various factors contributed to the Fund's performance throughout the course of the period. One of the key performance drivers was the Fund's allocation to lower- and non-rated securities. Ongoing investor appetite for risk, tight credit spreads, and a limited supply led to the outperformance of these securities. As such, the portfolio's approximately 50 percent stake in this segment of the market, most of which was comprised of non-rated issues, helped to boost the Fund's returns.

The Fund's interest-rate positioning was also additive to performance. We maintained the portfolio's relatively longer duration (or higher interest-rate sensitivity), which allowed the Fund to capture price appreciation when yields were declining. This positioning dampened returns late in the period, however, when yields began to rise. A few holdings in the hotel, industrial revenue bond, and senior living sectors also detracted from performance. Conversely, performance was enhanced by the Fund's exposure to tobacco revenue bonds, which continued to perform well, as well as by several holdings that appreciated when they were pre-refunded.*

In order to help lower the portfolio's overall volatility, we reduced the exposure to inverse floating-rate securities,** redeploying the assets into lower- and non-rated bonds in more traditional sectors, such as health care, education, and CCRC/senior living. Overall, the Fund's investments remained well-diversified across a broad range of sectors. As of the end of the period, sector exposure was relatively unchanged from six months earlier, with hospital, life care, and special tax district bonds representing the Fund's largest sector weightings.

*Pre-refunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue on its first call date. **An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

We closely manage the growth of the Fund's asset base as an important part of our commitment to the Fund's existing shareholders. Based on our analysis of the supply and demand trends in the market, we believed the prudent course was to keep the Fund closed to new investors during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 5/31/2007
AAA/Aaa                                                          17.4%
AA/Aa                                                             2.1
A/A                                                               5.3
BBB/Baa                                                          15.8
BB/Ba                                                             5.3
B/B                                                               1.2
CCC/Caa                                                           0.3
Non-Rated                                                        52.6

TOP FIVE SECTORS AS OF 5/31/2007
Hospital                                                         18.7%
Life Care                                                        16.0
Special Tax Districts                                            13.1
Other                                                             4.5
Master Tobacco Settlement                                         4.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/07
Florida                                                          12.5%
Illinois                                                         10.9
California                                                        8.8
New York                                                          8.4
Texas                                                             6.9
Massachusetts                                                     6.9
Pennsylvania                                                      5.8
New Jersey                                                        4.1
Arizona                                                           3.8
Virginia                                                          3.6
Minnesota                                                         3.6
Michigan                                                          3.5
Colorado                                                          3.4
Tennessee                                                         3.1
Georgia                                                           2.8
Indiana                                                           2.4
Missouri                                                          2.4
Wisconsin                                                         2.3
Alabama                                                           2.0
South Carolina                                                    1.7
Ohio                                                              1.6
Maryland                                                          1.4
Washington                                                        1.4
Nevada                                                            1.4
North Carolina                                                    1.0
Oregon                                                            0.9
New Hampshire                                                     0.9
Louisiana                                                         0.8
New Mexico                                                        0.8
Hawaii                                                            0.7
Mississippi                                                       0.7
South Dakota                                                      0.6
Iowa                                                              0.6
Oklahoma                                                          0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/07
                                       (continued from previous page)
Kansas                                                            0.6
North Dakota                                                      0.6
Connecticut                                                       0.5
Alaska                                                            0.4
Utah                                                              0.4
Vermont                                                           0.4
Puerto Rico                                                       0.4
Rhode Island                                                      0.3
Maine                                                             0.2
Idaho                                                             0.2
District of Columbia                                              0.2
Delaware                                                          0.1
Kentucky                                                          0.1
Wyoming                                                           0.1
West Virginia                                                     0.0*
                                                                -----
Total Investments                                               116.8
Liability for Floating Rate Note Obligations                    (17.4)
                                                                -----
Total Net Investments                                            99.4
Other Assets in Excess of Liabilities                             0.6
                                                                -----
Net Assets                                                      100.0%

* Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/06 - 5/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/06          5/31/07       12/1/06-5/31/07
Class A
  Actual.....................................    $1,000.00        $1,014.33          $ 8.19
  Hypothetical...............................     1,000.00         1,016.80            8.20
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,010.54           11.93
  Hypothetical...............................     1,000.00         1,013.06           11.94
  (5% annual return before expenses)

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/06          5/31/07       12/1/06-5/31/07
Class C
  Actual.....................................    $1,000.00        $1,010.58          $11.88
  Hypothetical...............................     1,000.00         1,013.11           11.90
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,016.45            6.89
  Hypothetical...............................     1,000.00         1,018.10            6.89
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, 2.38%, 2.37% and 1.37% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/06          5/31/07       12/1/06-5/31/07
Class A
  Actual.....................................    $1,000.00        $1,014.33           $4.27
  Hypothetical...............................     1,000.00         1,020.69            4.28
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,010.54            8.02
  Hypothetical...............................     1,000.00         1,016.95            8.05
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,010.58            7.97
  Hypothetical...............................     1,000.00         1,017.00            8.00
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,016.45            2.97
  Hypothetical...............................     1,000.00         1,021.99            2.97
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.60%, 1.59% and 0.59% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  116.8%
            ALABAMA  2.0%
$   1,000   Alabama Spl Care Fac Fin Auth Methodist
            Home for the Aging........................        6.300%  06/01/24   $    1,021,170
    4,500   Alabama St Indl Dev Auth Solid Waste Disp
            Rev Pine City Fiber Co (AMT)..............        6.450   12/01/23        4,577,490
    8,055   Alabama St Indl Dev Auth Solid Waste Disp
            Rev Pine City Fiber Co (GTY AGMT: Boise
            Cascade Corp) (AMT).......................        6.450   12/01/23        8,198,782
    3,500   Alexander City, AL Spl Care Fac Fin Auth
            Med Fac Rev Russell Hosp Corp Ser A.......        5.750   12/01/36        3,657,570
    3,000   Butler, AL Indl Dev Brd Solid GA PAC Corp
            Proj Rfdg (AMT)...........................        5.750   09/01/28        3,088,650
    4,000   Colbert Cnty Northwest Auth Hlthcare
            Fac.......................................        5.750   06/01/27        4,169,360
    3,280   Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Rfdg Ser A
            (AMT).....................................        5.800   05/01/22        3,483,130
    7,000   Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Ser B (AMT)...        6.250   08/01/25        7,564,760
    1,235   Courtland, AL Indl Dev Brd Solid Waste
            Disp Champion Intl Corp Proj Rfdg (AMT)...        6.000   08/01/29        1,276,842
    2,460   Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A (a) (c)....................  8.000/5.200   11/15/19        1,359,593
    6,000   Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A (c)........................  8.125/5.281   11/15/31        3,281,700
    4,000   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A (Prerefunded @ 12/01/12)...        8.125   12/01/26        4,782,880
    7,500   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A (Prerefunded @ 12/01/12)...        8.250   12/01/32        9,011,850
    5,600   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Vlg Proj.........................        5.500   01/01/43        5,508,608
    1,250   Phenix Cnty, AL Environmental Impt Rev
            Rfdg (AMT)................................        6.350   05/15/35        1,335,475
    2,505   University AL at Birmingham Hosp Rev Ser A
            (d).......................................        5.000   09/01/36        2,545,631
   20,000   University AL Gen Rev Ser A (MBIA Insd)
            (e).......................................        5.000   07/01/34       20,815,400
                                                                                 --------------
                                                                                     85,678,891
                                                                                 --------------
            ALASKA  0.4%
      830   Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)......................        5.800   01/01/18          826,713
    3,545   Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)......................        5.875   01/01/32        3,524,262
    2,000   Alaska Indl Dev & Expt Auth Williams Lynks
            AK Cargoport (AMT) (Acquired 05/17/01,
            Cost $2,000,451) (f)......................        8.125   05/01/31        2,147,960
    7,480   Juneau, AK City & Borough Rev Saint Ann's
            Care Ctr Proj.............................        6.875   12/01/25        7,690,412

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ALASKA (CONTINUED)
$  31,900   Northern Tob Sec Corp AK Tob Settlement
            Rev Cap Apprec First Sub Ser B............          *     06/01/46   $    3,164,161
   20,860   Northern Tob Sec Corp AK Tob Settlement
            Rev Cap Apprec Second Sub Ser C...........          *     06/01/46        1,880,529
                                                                                 --------------
                                                                                     19,234,037
                                                                                 --------------
            ARIZONA  3.8%
    3,250   Arizona Hlth Fac Auth Beatitudes Campus
            Proj......................................        5.200%  10/01/37        3,260,725
    5,000   Arizona Hlth Fac Auth Rev Ter Proj Ser
            A.........................................        7.500   11/15/23        5,556,200
    9,000   Arizona Hlth Fac Auth Rev Ter Proj Ser
            A.........................................        7.750   11/15/33       10,029,600
    3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.......        7.125   12/01/24        3,266,790
    6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.......        7.250   12/01/19        7,483,145
    6,750   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.......        7.625   12/01/29        7,451,055
    2,835   Cochise Cnty, AZ Indl Dev Auth Sierra
            Vista Regl Hlth Ctr Proj..................        7.750   12/01/30        3,140,471
    1,475   Coconino Cnty, AZ Pollutn Ctl Corp Tucson
            Elec Pwr Navajo Ser A (AMT)...............        7.125   10/01/32        1,515,562
    7,165   Flagstaff, AZ Indl Dev Auth Rev Sr Living
            Cmnty Northn AZ Proj......................        6.200   09/01/28        7,225,258
    1,000   Flagstaff, AZ Indl Dev Auth Rev Sr Living
            Cmnty Northn AZ Proj......................        6.300   09/01/38        1,005,060
    5,895   Flagstaff, AZ Indl Dev Auth Rev Sr Living
            Cmnty Northn AZ Proj......................        7.500   03/01/35        6,395,309
    5,200   Peoria, AZ Indl Dev Auth Rev Sierra Winds
            Life Rfdg Ser A...........................        6.375   08/15/29        5,371,496
    3,500   Peoria, AZ Indl Dev Auth Rev Sierra Winds
            Life Rfdg Ser A...........................        6.500   08/15/31        3,621,625
   30,000   Phoenix, AZ Civic Impt Corp Excise Tax Rev
            Civic Plaza Proj A (FGIC Insd) (e)........        5.000   07/01/41       31,119,150
    2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Excalibur Charter Sch Proj (a)............        7.750   08/01/33        3,041,128
    4,385   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
            Acclaim Charter Sch Proj (a)..............        5.800   12/01/36        4,363,514
    4,225   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
            Premier & Air Co..........................        7.000   09/01/35        4,307,768
    3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Dist (a)...........        7.500   11/01/33        3,250,826
    1,000   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Proj...............        6.750   11/01/33        1,024,750
    3,840   Pima Cnty, AZ Indl Dev Auth Fac Choice Ed
            & Dev Corp Proj...........................        6.375   06/01/36        4,009,536
    4,345   Pima Cnty, AZ Indl Dev Auth Fac Desert
            Heights Charter Sch (a)...................        7.500   08/01/33        4,550,605

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ARIZONA (CONTINUED)
$   3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline
            Tech High Sch Proj........................        7.500%  02/01/34   $    3,571,960
    6,750   Pima Cnty, AZ Indl Dev Auth Rev La Posada
            at Pk Ctr Ser A...........................        7.000   05/15/27        6,893,168
    5,500   Pima Cnty, AZ Indl Dev Auth Wtr &
            Wastewater Rev Global Wtr Res LLC Proj
            (AMT) (Acquired 12/15/06, Cost $5,500,000)
            (f).......................................        5.750   12/01/32        5,502,145
      865   Red Hawk Canyon Cmnty Fac Dist No 2 AZ
            Dist Assmt Rev Ser A......................        6.500   12/01/12          883,425
    1,000   Sundance Cmnty Fac Dist AZ (g)............        6.250   07/15/29        1,098,860
    3,264   Sundance Cmnty Fac Dist AZ Assmt Dist Spl
            Assmt Rev No 2 (g)........................        7.125   07/01/27        3,625,031
      860   Sundance Cmnty Fac Dist AZ Assmt Dist Spl
            Assmt Rev No 3............................        6.500   07/01/29          935,843
    3,015   Tucson, AZ Multi-Family Rev Hsg Catalina
            Asstd Living Ser A (AMT)..................        6.500   07/01/31        2,714,887
    5,915   Verrado Cmnty Fac Dist No 1 AZ............        5.350   07/15/31        6,010,646
    7,600   Verrado Cmnty Fac Dist No 1 AZ............        6.500   07/15/27        8,167,416
    4,000   Vistancia Cmnty Fac Dist AZ...............        6.750   07/15/22        4,422,800
    4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac
            Rev Yavapai Regl Med Ctr Ser A............        6.000   08/01/33        4,298,520
                                                                                 --------------
                                                                                    169,114,274
                                                                                 --------------
            CALIFORNIA  8.8%
    1,000   Abag Fin Auth For Nonprofit Corp CA Amern
            Baptist Homes Rfdg Ser A..................        5.850   10/01/27        1,011,860
    3,200   Abag Fin Auth For Nonprofit Corp CA Amern
            Baptist Homes Rfdg Ser A..................        6.200   10/01/27        3,279,584
      890   Abag Fin Auth For Nonprofit Corp CA Ctf
            Partn (Prerefunded @ 11/15/08)............        6.375   11/15/15          926,632
    3,455   Abag Fin Auth For Nonprofit Corp CA Ctf
            Partn (Prerefunded @ 11/15/08)............        6.375   11/15/28        3,651,486
    4,165   Agua Mansa, CA Indl Growth Assn Spl Tax
            Cmnty Fac Dist No 2002-1 (LOC: American
            Express Co)...............................        6.500   09/01/33        4,414,650
    1,295   Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl
            Tax Ser A.................................        5.000   09/01/36        1,280,185
    1,580   Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl
            Tax Ser B.................................        5.000   09/01/36        1,561,656
    4,935   Beaumont, CA Fin Auth Loc Agy Rev Ser A
            (Prerefunded @ 09/01/13)..................        7.000   09/01/33        5,806,669
    1,875   Beaumont, CA Fin Auth Loc Agy Rev Ser D...        5.800   09/01/35        1,992,694
    3,000   Blythe, CA Redev Agy Proj.................        5.750   05/01/34        3,156,480
    5,000   California Cnty, CA Tob Sec Agy Tob LA
            Cnty (h)..................................  0.000/5.450   06/01/28        4,329,900
    5,000   California Cnty, CA Tob Sec Agy Tob LA
            Cnty (h)..................................  0.000/5.600   06/01/36        4,332,550

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   5,950   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser B......................          *     06/01/46   $      627,725
   20,000   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser C......................          *     06/01/55        1,028,800
   20,000   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser D......................          *     06/01/55          682,200
    1,955   California Ed Fac Auth Rev PAC Graduate
            Sch of Psych (Acquired 06/07/96, Cost
            $2,015,350) (a) (f).......................        8.000%  11/01/21        1,997,814
    5,000   California Muni Fin Auth Ctf Partn Cmnty
            Hosp Cent CA..............................        5.250   02/01/46        5,104,150
    2,740   California Statewide Cmnty Dev Auth Multi-
            Family Rev Hsg Heritage Pointe Sr Ap Ser
            QQ (AMT) (Acquired 02/19/02, Cost
            $2,733,150) (f)...........................        7.500   10/01/26        2,839,681
    4,000   California Statewide Cmnty Dev Auth Rev
            Elder Care Alliance Ser A (Prerefunded @
            11/15/12).................................        8.000   11/15/22        4,794,640
    2,000   California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ..................        6.500   10/01/23        2,177,380
    2,500   California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ..................        6.625   10/01/33        2,725,775
    5,420   California Statewide Cmnty Dev Auth Rev
            Thomas Jefferson Sch of Law (Prerefunded @
            10/01/11).................................        7.750   10/01/31        6,218,258
    4,500   California Statewide Cmnty Dev Auth San
            Francisco Art Inst (Acquired 07/05/02,
            Cost $4,500,000) (f)......................        7.375   04/01/32        4,780,845
    3,220   California Statewide Cmnty Hosp Napa Vly
            Proj Ser A................................        7.000   01/01/34        3,463,754
    2,000   California Statewide Cmnty Insd Hlth Fac
            LA Jewish Home (CA MTG Insd)..............        5.500   11/15/33        2,123,000
      150   California St (Prerefunded @ 09/01/10)....        5.250   09/01/26          156,979
   30,400   California St (e).........................        5.000   09/01/26       31,760,096
    1,360   Chino, CA Fac Dist No 3 Impt Area 1.......        5.750   09/01/34        1,425,906
    2,850   Contra Costa Cnty, CA Multi-Family Hsg Rev
            Ser C (AMT) (Acquired 06/08/99, Cost
            $2,850,000) (f)...........................        6.750   12/01/30        2,977,965
    1,500   Corona Norco, CA Uni Sch Dist Ser A.......        5.700   09/01/29        1,547,085
    1,885   Fontana, CA Spl Tax Cmnty Fac Dist No 11
            Ser B.....................................        6.500   09/01/28        1,992,483
    3,695   Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra....................................        5.850   09/01/25        3,903,250
    3,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra....................................        6.000   09/01/34        3,181,230

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  25,380   Golden St Tob Securitization Corp CA Tob
            Settlement Rev Ser A (e)..................        5.000%  06/01/45   $   26,095,843
   11,000   Golden St Tob Securitization Corp CA Tob
            Settlement Rev Ser A-1....................        5.000   06/01/33       10,887,910
   43,685   Golden St Tob Securitization Corp CA Tob
            Settlement Rev Ser A-1....................        5.125   06/01/47       43,427,258
    1,000   Imperial Beach, CA Pub Palm Ave Coml Redev
            Proj Ser A................................        5.850   06/01/28        1,052,060
    3,000   Imperial Beach, CA Pub Palm Ave Coml Redev
            Proj Ser A................................        6.000   06/01/33        3,175,830
    1,500   Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B...........................        6.375   08/15/33        1,633,305
    1,000   Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B...........................        6.500   08/15/34        1,093,210
    1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist No
            00 18 Grp 4...............................        5.375   09/02/26        1,025,860
    1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist No
            03 19 Grp 2...............................        5.500   09/02/29        1,546,305
    4,000   Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac
            Dist No 4 Ser A...........................        5.700   09/01/34        4,125,240
    2,230   Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
            Ser F.....................................        7.100   09/01/20        2,290,099
    3,500   La Verne, CA Ctf Partn Brethren Hillcrest
            Home Ser B................................        6.625   02/15/25        3,811,745
    2,265   Lincoln, CA Spl Tax Cmnty Fac Dist No 2003
            Ser 1 (Prerefunded @ 09/01/13)............        6.000   09/01/34        2,542,485
      655   Los Angeles, CA Cmnty Fac Dist Spl Tax No
            3 Cascades Business Pk....................        6.400   09/01/22          670,406
   14,060   Los Angeles, CA Hbr Dept Rev Rfdg Ser B
            (FGIC Insd) (AMT) (e).....................        5.000   08/01/24       14,791,718
    6,430   Millbrae, CA Residential Fac Rev Magnolia
            of Millbrae Proj Ser A (AMT)..............        7.375   09/01/27        6,648,942
    1,000   Moreno Valley, CA Spl Tax Towngate Cmnty
            Fac Dist 87-1.............................        7.125   10/01/23        1,008,030
    2,000   Murrieta, CA Cmnty Fac Dist No 2 Oaks Impt
            Area Ser B................................        6.000   09/01/34        2,127,080
    3,645   Norco, CA Spl Tax Cmnty Fac Dist No 01-1
            (Prerefunded @ 09/01/12)..................        6.750   09/01/22        4,209,137
      955   Oakley, CA Pub Fin Auth Rev...............        6.000   09/02/28          984,347
      955   Oakley, CA Pub Fin Auth Rev...............        6.000   09/02/34          984,395
    4,000   Perris, CA Cmnty Fac Dist Spl Tax No 01-2
            Ser A.....................................        6.375   09/01/32        4,334,800
    1,860   Perris, CA Pub Fin Auth Loc Agy Rev Ser
            D.........................................        7.875   09/01/25        1,876,852
    1,845   Riverside, CA Uni Sch Dist Tax Cmnty Fac
            Dist 15 Impt Area 1.......................        5.600   09/01/34        1,902,287

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,375   San Diego, CA Cmnty Fac Ser A (Acquired
            06/30/06, Cost $1,375,000) (f)............        5.700%  09/01/26   $    1,389,685
    4,000   San Diego, CA Cmnty Fac Ser A (Acquired
            06/30/06, Cost $4,000,000) (f)............        5.750   09/01/36        4,047,360
    2,000   San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101............................        6.600   09/01/27        2,176,580
    2,630   San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101............................        6.650   09/01/32        2,865,227
    8,120   San Jose, CA Multi-Family Hsg Rev Helzer
            Courts Apt Proj Ser A (AMT)...............        6.400   12/01/41        8,280,045
    9,985   San Marcos, CA Pub Fac Auth Ser B.........        6.200   09/01/35       10,431,929
    1,000   San Marcos, CA Pub Fac Auth Spl Tax Rev
            Ser A.....................................        5.650   09/01/36        1,033,660
   13,300   Silicon Vly Tob Sec Auth CA Tob Settlement
            Rev.......................................          *     06/01/36        2,706,816
   10,750   Silicon Vly Tob Sec Auth CA Tob Settlement
            Rev.......................................          *     06/01/41        1,641,633
   21,000   Silicon Vly Tob Sec Auth CA Tob Settlement
            Rev.......................................          *     06/01/47        2,270,940
   52,500   Silicon Vly Tob Sec Auth CA Tob Settlement
            Rev.......................................          *     06/01/56        2,565,675
   17,500   Silicon Vly Tob Sec Auth CA Tob Settlement
            Rev.......................................          *     06/01/56          655,200
    4,000   Temecula, CA Pub Fin Auth Spl Roripaugh
            Cmnty Fac Dist 03 2.......................        5.500   09/01/36        3,722,800
   10,000   Tobacco Sec Auth Northn CA Tob Settlement
            Rev Ser A1................................        5.500   06/01/45       10,279,900
   15,000   Tobacco Sec Auth Southn CA Tob Settlement
            Ser A 1 (e)...............................        5.000   06/01/37       14,736,900
   23,190   Tobacco Sec Auth Southn CA Tob Settlement
            Ser A 1 (e)...............................        5.125   06/01/46       22,996,595
    1,665   Torrance, CA Hosp Rev Torrance Mem Med Ctr
            Ser A.....................................        5.500   06/01/31        1,745,686
    1,600   Turlock, CA Hlth Fac Rev Emanuel Med Ctr
            Inc.......................................        5.375   10/15/34        1,656,960
    1,000   Upland, CA Cmnty Fac Dist 2003 San Antonio
            Impt 1 A..................................        5.900   09/01/24        1,053,470
    1,500   Upland, CA Cmnty Fac Dist 2003 San Antonio
            Impt 1 A..................................        6.000   09/01/34        1,584,060
    2,000   Vallejo, CA Ctf Pt Touro Univ.............        7.250   06/01/16        2,128,580
    3,695   Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
            Impt Dist Ser A...........................        5.800   09/01/31        3,866,965
    7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl
            Tax Rev Jr Lien Rfdg......................        6.250   10/01/28        7,455,097
    4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1
            Spring Lake...............................        6.250   09/01/34        4,365,440

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,060   Yuba City, CA Redev Agy Tax Hsg Set Aside
            Ser B (a).................................        6.000%  09/01/31   $    1,129,345
    1,880   Yuba City, CA Redev Agy Tax Hsg Set Aside
            Ser B (a).................................        6.000   09/01/39        1,997,086
                                                                                 --------------
                                                                                    382,282,140
                                                                                 --------------
            COLORADO  3.4%
    2,175   Antelope Heights Metro Dist CO............        8.000   12/01/23        2,449,224
    1,450   Arvada, CO Multi-Family Rev Hsg Arvada
            Nightingale Proj Rfdg (AMT) (Acquired
            04/16/99, Cost $1,469,953) (f)............        6.250   12/01/18        1,451,015
    1,060   Beacon Pt Metro Dist CO Ser A.............        6.125   12/01/25        1,107,064
    1,005   Beacon Pt Metro Dist CO Ser A.............        6.250   12/01/35        1,051,119
    1,845   Bradburn Metro Dist No 3 CO...............        7.500   12/01/33        2,047,230
    1,875   Briargate Ctr Business Impt Dist CO Ser
            A.........................................        7.450   12/01/32        2,003,044
    3,500   Bromley Pk Metro Dist CO No 2 (a).........        8.050   12/01/32        3,778,250
    2,000   Bromley Pk Metro Dist CO No 2 Ser B.......        8.050   12/01/32        2,159,000
    4,650   Broomfield Vlg Metro Dist No 2 CO Impt
            Rfdg......................................        6.250   12/01/32        4,712,403
    4,835   Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Frontier Academy (Prerefunded
            @ 06/01/11)...............................        7.375   06/01/31        5,407,126
    2,500   Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Platte Academy Ser A
            (Prerefunded @ 03/01/10)..................        7.250   03/01/32        2,719,250
    1,005   Colorado Ed & Cultural Fac Auth Rev Denver
            Academy Rfdg Ser A........................        7.000   11/01/23        1,115,570
      810   Colorado Ed & Cultural Fac Auth Rev Denver
            Academy Rfdg Ser A........................        7.125   11/01/28          898,055
    2,100   Colorado Ed & Cultural Fac Montessori Sch
            of Denver Proj............................        7.500   06/01/22        2,345,259
    1,300   Colorado Hlth Fac Auth Hlth & Residential
            Care Fac Volunteers of Amer Care Ser A....        5.250   07/01/27        1,301,638
    3,280   Colorado Hlth Fac Auth Hlth & Residential
            Care Fac Volunteers of Amer Care Ser A....        5.300   07/01/37        3,283,903
    1,100   Colorado Hlth Fac Auth Hlth & Residential
            Care Fac Volunteers of Amer Care Ser A
            (Prerefunded @ 07/01/09)..................        6.000   07/01/29        1,150,831
    1,000   Colorado Hlth Fac Auth Rev Baptist Home
            Assn Ser A................................        6.250   08/15/13          999,990
    5,500   Colorado Hlth Fac Auth Rev Baptist Home
            Assn Ser A................................        6.375   08/15/24        5,507,700
    1,000   Colorado Hlth Fac Auth Rev Baptist Home
            Assn Ser B (i)............................        6.500   08/15/27          998,630
    2,000   Colorado Hlth Fac Auth Rev Christian
            Living Cmnty Proj A.......................        5.750   01/01/37        2,091,460

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   1,000   Colorado Hlth Fac Auth Rev Evangelical
            Lutheran Ser A............................        5.250%  06/01/34   $    1,026,190
    4,250   Colorado Hlth Fac Auth Rev & Impt
            Volunteers Rfdg Ser A (Prerefunded @
            07/01/08).................................        5.875   07/01/28        4,412,860
      460   Colorado Hlth Fac Auth Rev Sr Living Fac
            Eaton Ter Ser A (a).......................        6.800   07/01/09          470,138
    3,250   Colorado Hlth Fac Auth Rev Sr Living Fac
            Eaton Ter Ser A (Prerefunded @ 07/01/07)
            (a).......................................        7.250   07/01/22        3,322,767
      215   Colorado Hsg Fin Auth Single Family Pgm Sr
            B2 (AMT)..................................        6.800   04/01/30          220,330
    3,210   Cross Creek Metro Dist No 2 CO Ltd Tax
            Rfdg......................................        6.125   12/01/37        3,288,966
    2,750   Denver, CO Hlth & Hosp Auth Rfdg Ser A
            (Prerefunded @ 12/01/14)..................        6.250   12/01/33        3,143,112
    1,435   Eagle Cnty, CO Air Term Corp Ser A
            (AMT).....................................        7.000   05/01/21        1,531,719
      990   Eagle Cnty, CO Air Term Corp Ser A
            (AMT).....................................        7.125   05/01/31        1,066,933
    2,930   Eagle Riverview Affordable Hsg Corp CO
            Multi-Family Rev Ser A (a)................        6.300   07/01/29        3,031,261
    3,000   Elk Valley, CO Pub Impt Pub Impt Fee Ser
            A.........................................        7.350   09/01/31        3,171,840
    5,300   Fronterra Vlg Metro Dist CO (Prerefunded @
            12/01/11) (a).............................        8.050   12/01/31        6,198,085
    1,150   High Plains Metro Dist CO Ser A...........        6.125   12/01/25        1,202,647
    1,750   High Plains Metro Dist CO Ser A...........        6.250   12/01/35        1,830,308
    3,725   Lafayette, CO Indl Dev Rev Rocky Mtn Instr
            Proj Ser A (AMT)..........................        7.000   10/01/18        3,136,525
      270   Lafayette, CO Indl Dev Rev Rocky Mtn Instr
            Proj Ser B (a)............................        6.125   10/01/08          249,955
    6,460   Lake Creek Affordable Hsg Corp Hsg Proj
            Rfdg Ser A................................        6.250   12/01/23        6,825,571
    3,910   La Plata Cnty, CO Rec Fac Rev Durango Mtn
            Resort Proj Rfdg Ser A....................        6.875   02/01/12        3,914,575
    6,200   Montrose Cnty, CO Hlthcare Fac Rev
            Homestead at Montrose Ser A...............        7.000   02/01/38        6,604,860
    4,185   Montrose, CO Mem Hosp Brd.................        6.000   12/01/28        4,505,822
    3,000   Montrose, CO Mem Hosp Brd.................        6.000   12/01/33        3,228,240
    1,000   Neu Towne, CO Metro Dist..................        7.250   12/01/34        1,083,710
    2,745   North Range Metro Dist No 1 CO
            (Prerefunded @ 12/15/11) (Acquired
            12/07/01, Cost $2,665,506) (f)............        7.250   12/15/31        3,078,710
    6,450   Northwest, CO Metro Dist No 3 Ltd Tax.....        6.250   12/01/35        6,750,441
    6,635   Rampart Range Metro Dist No 1 Co Rev
            Rampart Range Metro Dist No 2 Proj
            (Prerefunded @ 12/01/11)..................        7.750   12/01/26        7,563,303

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   1,900   Rendezvous Residential Metro Dist CO
            (Prerefunded @ 12/01/13)..................        8.000%  12/01/21   $    2,264,002
    4,500   Salida, CO Hosp Dist Rev..................        5.250   10/01/36        4,527,720
    1,000   Serenity Ridge, CO Metro Dist No 2........        7.500   12/01/34        1,123,200
       52   Skyland Metro Dist CO Gunnison Cnty
            Rfdg......................................        6.750   12/01/22           53,335
      750   Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg
            Ser A.....................................        8.000   09/01/14          750,233
    2,000   Southlands, CO Med Dist Metro Dist No 1...        7.125   12/01/34        2,209,820
      637   Tallyns Reach Metro Dist No 2.............        6.375   12/01/23          687,845
      925   Tallyns Reach Metro Dist No 3.............        6.625   12/01/23        1,011,562
    1,000   Tallyns Reach Metro Dist No 3.............        6.750   12/01/33        1,092,340
    4,790   Vista Ridge Metro Dist CO (Prerefunded @
            07/01/09).................................        7.500   12/01/31        5,080,561
                                                                                 --------------
                                                                                    148,237,247
                                                                                 --------------
            CONNECTICUT  0.5%
    3,405   Connecticut St Dev Auth First Mtg Gross
            Rev Hlthcare Proj The Elm Pk Baptist Inc
            Proj......................................        5.850   12/01/33        3,619,004
    1,500   Connecticut St Dev Auth Indl Afco Cargo
            Bdl LLC Proj (AMT)........................        8.000   04/01/30        1,617,840
      500   Connecticut St Dev Auth Mystic Marinelife
            Aquar Proj Ser A (Prerefunded @
            12/01/07).................................        7.000   12/01/27          517,010
    3,660   Connecticut St Hlth & Ed Fac Auth Rev
            Saint Mary's Hosp Issue Ser E.............        5.875   07/01/22        3,609,455
    3,000   Connecticut St Hlth & Ed Fac Auth Rev
            Windham Cmnty Mem Hosp Ser C..............        6.000   07/01/20        3,053,160
    4,475   Georgetown Spl Taxing Dist Ser A (Acquired
            11/16/06, Cost $4,475,000) (f)............        5.125   10/01/36        4,447,792
    1,530   Greenwich, CT Hsg Auth Multi-Family Rev
            Hsg Greenwich Close Ser B.................        7.500   09/01/27        1,531,194
    1,085   Manchester, CT Redev Agy Multi-Family Mtg
            Rev Bennet Hsg Dev Rfdg (Acquired
            09/05/96, Cost $1,029,607) (a) (f)........        7.200   12/01/18        1,130,711
    2,547   New Britain, CT Hsg Auth Multi-Family Rev
            Hsg Franklin Square Manor Proj (AMT)
            (a).......................................        7.000   07/01/21        2,852,640
      540   New Haven, CT Indl Fac Rev Adj Govt Ctr
            Thermal Energies (AMT)....................        7.250   07/01/09          540,832
                                                                                 --------------
                                                                                     22,919,638
                                                                                 --------------
            DELAWARE  0.1%
    2,000   Mashantucket Westn Pequot Tribe Ser A
            (g).......................................        5.500   09/01/36        2,093,540
    3,965   Wilmington, DE Multi-Family Rent Rev Hsg
            Electra Arms Sr Assoc Proj (AMT)..........        6.250   06/01/28        4,044,141
                                                                                 --------------
                                                                                      6,137,681
                                                                                 --------------

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA  0.2%
$   1,545   District of Columbia Rev Methodist Home
            Issue.....................................        6.000%  01/01/29   $    1,583,641
   28,940   District of Columbia Tob Settlement Fin
            Corp Ser A................................          *     06/15/46        2,803,128
   17,500   District of Columbia Tob Settlement Fin
            Corp Ser B................................          *     06/15/46        1,592,675
   67,660   District of Columbia Tob Settlement Fin
            Corp Ser C................................          *     06/15/55        2,807,890
                                                                                 --------------
                                                                                      8,787,334
                                                                                 --------------
            FLORIDA  12.5%
    1,775   Anthem Pk Cmnty Dev Dist FL Cap Impt
            Rev.......................................        5.800   05/01/36        1,848,201
    7,500   Bartram PK Cmnty Dev Dist FL Assmt........        5.400   05/01/37        7,570,950
    9,860   Beacon Lakes, FL Cmnty Dev Ser A..........        6.900   05/01/35       10,737,146
      975   Bellalago Ed Fac Benefits Ser B...........        5.800   05/01/34        1,016,905
    1,950   Bluewaters Cmnty Dev Dist of FL...........        6.000   05/01/35        2,094,944
    1,830   Boca Raton, FL Hsg Auth Mtg Hsg First Lien
            Banyan Pl Sr Apts Rfdg (Acquired 03/23/06,
            Cost $1,787,141) (f)......................        5.800   10/01/26        1,841,895
    2,355   Boca Raton, FL Hsg Auth Mtg Hsg First Lien
            Banyan Pl Sr Apts Rfdg (Acquired 03/23/06,
            Cost $2,322,195) (f)......................        5.900   10/01/36        2,375,465
    3,000   Boca Raton, FL Hsg Auth Mtg Hsg Rev First
            Lien Banyan Pl Sr Living Ser A
            (Prerefunded @ 10/01/07)..................        7.150   04/01/31        3,091,260
      910   Boca Raton, FL Hsg Auth Mtg Hsg Second
            Lien Banyan Pl Sr Living Ser B
            (Prerefunded @ 10/01/07) (a)..............        8.700   10/01/32          942,196
    3,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl
            Assmt.....................................        7.375   05/01/34        3,268,320
    5,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl
            Assmt.....................................        7.500   05/01/34        5,473,800
    1,460   Brighton Lakes Cmnty Dev Dist Ser A.......        6.125   05/01/35        1,547,133
    3,500   Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT).....................................        5.750   01/01/32        3,654,630
    2,500   Capital Tr Agy FL Rev Sub Orlando Proj
            (AMT).....................................        6.750   01/01/32        2,691,575
    3,500   Championsgate Cmnty Dev Dist Ser A........        6.250   05/01/20        3,607,205
    2,320   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg.................................        6.250   08/15/23        2,510,774
    2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg.................................        6.375   08/15/32        2,722,225
    1,480   City Ctr Cmnty Dev Dist FL Spl Assmt Rev
            Ser A.....................................        6.125   05/01/36        1,519,768
    3,000   Connerton West Cmnty Dev Dist FL Cap Impt
            Rev Ser B.................................        5.125   05/01/16        2,999,880

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   6,265   Connerton West Cmnty Dev FL Ser A (a).....        5.375%  05/01/37   $    6,268,696
    2,000   Connerton West Cmnty Dev FL Ser A.........        5.950   05/01/36        2,060,240
    2,500   Cross Creek Cmnty Dev Dist FL Spl Assmt
            Rev Ser B.................................        5.500   05/01/17        2,533,250
    1,500   Cross Creek Cmnty Dev Dist FL Spl Assmt
            Rev Ser A.................................        5.600   05/01/39        1,518,480
    2,400   Cutler Cay, FL Cmnty Dev Dist.............        6.300   05/01/34        2,620,272
    2,900   Double Brn Cmnty Dev Dist FL Spl Assmt Ser
            A.........................................        6.700   05/01/34        3,204,210
    9,250   Escambia Cnty, FL Environmental Ser A
            (AMT).....................................        5.750   11/01/27        9,737,753
   10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL Spl
            Assmt Rev Ser A (Acquired 05/28/03, Cost
            $9,965,746) (f)...........................        6.375   05/01/35       10,667,300
    2,000   Fleming Is Plantation Cmnty Ser B
            (Prerefunded @ 05/01/10)..................        7.375   05/01/31        2,210,260
   11,830   Florida Hsg Fin Corp Multi-Family Hsg
            Whistlers Cove Apt Proj (AMT).............        6.500   01/01/39       12,051,694
    7,750   Florida Hsg Fin Corp Multi-Family Mtg
            Cutler Glen & Meadows Ser U...............        6.500   10/01/33        8,357,600
    4,735   Florida Hsg Fin Corp Rev Hsg Beacon Hill
            Apt Ser C (AMT)...........................        6.610   07/01/38        4,879,796
    9,130   Florida Hsg Fin Corp Rev Hsg Cypress Trace
            Apt Ser G (AMT)...........................        6.600   07/01/38        9,365,280
    5,770   Florida Hsg Fin Corp Rev Hsg Westchase Apt
            Ser B (AMT)...............................        6.610   07/01/38        5,912,115
   11,510   Florida Hsg Fin Corp Rev Hsg Westbrook Apt
            Ser U (AMT) (a)...........................        6.450   01/01/39       11,877,514
    3,110   Gramercy Farms Cmnty Dev Dist FL Spl Assmt
            Ser A-2 (a)...............................        5.250   05/01/39        3,050,817
    4,900   Gramercy Farms Cmnty Dev Dist FL Spl Assmt
            Ser B.....................................        5.100   05/01/14        4,873,295
    1,965   Greyhawk Landing Cmnty Dev Dist FL Spl
            Assmt Rev Ser A...........................        7.000   05/01/33        2,153,797
    8,000   Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg
            Ser A.....................................        5.375   06/01/46        8,266,800
      225   Heritage Hbr Cmnty Dev Dist FL Rev Rec....        7.750   05/01/23          225,461
      750   Heritage Hbr Cmnty Dev Dist FL Rev Spl
            Assmt Ser A...............................        6.700   05/01/19          761,280
   11,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            (e).......................................        5.375   11/15/35       12,394,988
    1,975   Highlands, FL Cmnty Dev Dist Spl Assmt....        5.550   05/01/36        2,009,681
    3,500   Hillsborough Cnty, FL Hsg Fin Hsg Clipper
            Cove Apt Proj Ser A (AMT).................        7.375   07/01/40        3,725,820
    2,505   Hillsborough Cnty, FL Indl Dev Auth Hosp
            Rev Tampa Gen Hosp Proj (e)...............        5.250   10/01/26        2,605,091

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   8,450   Hillsborough Cnty, FL Indl Dev Tampa
            Electric Co Proj..........................        5.500%  10/01/23   $    8,901,399
    1,785   Islands at Doral FL.......................        6.375   05/01/35        1,942,187
    2,925   Islands at Doral III Cmnty 2004 Ser A.....        5.900   05/01/35        3,066,629
   20,000   Jea, FL Wtr & Swr Sys Rev (MBIA Insd)
            (e).......................................        4.750   10/01/40       20,092,300
    3,190   Kendall Breeze Cmnty Dev Dist (a).........        6.625   11/01/33        3,454,770
    2,345   Kendall Breeze Cmnty Dev Dist (a).........        6.700   11/01/23        2,565,360
    1,410   Keys Cove Cmnty Dev Dist FL Assmt Rev.....        5.875   05/01/35        1,472,548
      855   Lake Bernadette, FL Cmnty Dev Dist Spl
            Assmt Rev Ser A...........................        8.000   05/01/17          866,004
    5,320   Landmark at Doral Cmnty Dev Ser A.........        5.500   05/01/38        5,402,886
    3,150   Lee Cnty, FL Indl Dev Auth Hlthcare
            Cypress Cove Hlthpk Ser A.................        6.375   10/01/25        3,223,553
    6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac
            Rev Cypress Cove Hlthpk Ser A.............        6.750   10/01/32        6,458,040
    3,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev
            Lee Charter Fndtn Ser A...................        5.250   06/15/27        3,497,760
    3,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev
            Lee Charter Fndtn Ser A...................        5.375   06/15/37        3,502,590
    5,790   Leon Cnty, FL Ed Fac Auth Rev Southgate
            Residence Hall Rfdg Ser A.................        6.750   09/01/28        5,957,968
    2,840   Marshall Creek Cmnty Dev Dist FL Spl Assmt
            Ser A.....................................        7.650   05/01/32        3,077,168
    5,000   Miami Beach, FL Hlth Fac Auth Hosp Mt
            Sinai Med Ctr Rfdg (Acquired 04/26/04,
            Cost $4,823,445) (f)......................        6.750   11/15/29        5,619,900
      105   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr FL Proj.....................        5.375   11/15/18          106,449
    3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr FL Proj.....................        5.375   11/15/28        3,640,509
    2,175   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr Ser A.......................        6.125   11/15/11        2,308,545
    1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr Ser A.......................        6.700   11/15/19        1,084,770
    3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
            Sinai Med Ctr Ser A.......................        6.800   11/15/31        3,802,283
   25,000   Miami Dade Cnty, FL Sch Brd Ctf Partn Ser
            D (FGIC Insd) (e).........................        5.000   08/01/29       25,739,625
    3,480   Midtown Miami, FL Cmnty Dev Dist Pkg
            Garage Proj Ser A.........................        6.250   05/01/37        3,766,404
    6,520   Midtown Miami, FL Cmnty Dev Ser B.........        6.500   05/01/37        7,151,462
    4,450   Miromar Lakes Cmnty Dev Dist Rfdg Ser B...        7.250   05/01/12        4,867,766
    1,575   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A...........................        5.250   08/15/13        1,572,968
    3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A...........................        5.750   08/15/18        3,026,850

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A (a).......................        6.750%  08/15/25   $    3,067,050
      275   North Broward, FL Hosp Dist Rev Impt......        6.000   01/15/31          291,632
    2,725   North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 01/15/11)..................        6.000   01/15/31        2,941,556
    4,360   Northern Palm Beach Cnty Impt Dist FL Impt
            Wtr Ctl & Impt Unit Dev No 2A.............        6.400   08/01/33        4,588,987
    2,500   Northern Palm Beach Cnty Impt Dist FL Impt
            Wtr Ctl & Impt Unit Dev No 16 Rfdg........        7.000   08/01/32        2,651,825
    2,285   Northern Palm Beach Cnty Impt Dist FL Impt
            Wtr Ctl & Impt Unit Dev No 16 Rfdg........        7.500   08/01/24        2,415,359
    1,500   Northern Palm Beach Cnty Impt Dist FL Impt
            Wtr Ctl & Impt Unit Dev No 43 (Prerefunded
            @ 08/01/11)...............................        6.125   08/01/31        1,633,365
    1,323   North Springs, FL Impt Dist Spl Assmt
            Rev.......................................        7.000   05/01/19        1,338,439
    3,915   Orange Cnty, FL Hlth Fac Auth Hosp
            Hlthcare Ser E............................        6.000   10/01/26        4,088,904
       85   Orange Cnty, FL Hlth Fac Auth Hosp
            Hlthcare Ser E (Prerefunded @ 10/01/09)...        6.000   10/01/26           89,823
    1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys (Prerefunded @
            11/15/10).................................        6.375   11/15/20        1,087,510
    2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys (Prerefunded @
            11/15/10).................................        6.500   11/15/30        2,183,020
    2,000   Orange Cnty, FL Hlth Fac Auth Rev
            Westminster Cmnty Care....................        6.600   04/01/24        2,069,940
      570   Orange Cnty, FL Hlth Fac Auth Westminster
            Cmnty Care................................        6.500   04/01/12          588,593
    2,105   Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
            Trace Apt Proj Ser C (a)..................        7.000   04/01/28        2,236,584
    4,085   Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Governors Manor Apt F-4...........        7.250   10/01/31        4,357,796
      840   Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Lake Davis Apt Proj F-1...........        7.250   10/01/31          896,095
      220   Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Lake Jennie Phase I Proj F-2
            (a).......................................        7.250   10/01/31          234,692
      840   Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Lake Jennie Phase II Proj F-3.....        7.250   10/01/31          896,095
      350   Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Hsg Mellonville Trace Apt F-5 (a).....        7.250   10/01/31          373,373
    1,650   Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Mtg Hands Inc Proj Ser A (Acquired
            06/19/95, Cost $1,650,000) (a) (f)........        7.000   10/01/15        1,767,315

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   2,535   Orange Cnty, FL Hsg Fin Auth Multi-Family
            Rev Mtg Hands Inc Proj Ser A (Acquired
            06/19/95, 11/24/99, and 03/31/00, Cost
            $2,550,979) (f)...........................        7.000%  10/01/25   $    2,694,046
    2,280   Overoaks, FL Cmnty Dev Dist Cap Impt Rev..        8.250   05/01/17        2,308,933
      975   Overoaks, FL Cmnty Dev Dist Cap Impt Rev
            Ser A.....................................        6.125   05/01/35        1,024,160
    9,750   Palm Beach Cnty, FL Hsg Fin Auth Multi-
            Family Hsg Lake Delray Apt Proj Ser A
            (AMT).....................................        6.400   01/01/31       10,092,518
    1,850   Parklands Lee Cmnty Dev Dist FL Spl Assmt
            Ser A.....................................        5.800   05/01/35        1,901,560
    3,885   Parklands West Cmnty Dev Dist Spl Assmt
            Ser A.....................................        6.900   05/01/32        4,182,863
    1,240   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
            (a).......................................        6.700   11/01/23        1,356,523
    1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
            (a).......................................        6.750   11/01/33        1,868,556
    4,925   Pier Pk, FL Cmnty Dev Dist Ser 1..........        7.150   05/01/34        5,318,261
    2,810   Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
            Rev.......................................        7.250   05/01/33        3,092,236
    2,420   Pine Is Cmnty Dev Dist FL Spl Assmt.......        5.750   05/01/35        2,481,347
    7,695   Pinellas Cnty, FL Ed Fac Auth Clearwater
            Christian College Ser A (Acquired
            09/05/01, Cost $7,356,497) (f)............        7.250   09/01/31        8,174,322
    5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of
            Clearwtr Proj.............................        6.250   06/01/34        6,032,728
    1,750   Pine Ridge Plantation Cmnty Ser A.........        5.400   05/01/37        1,740,900
      650   Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
            A.........................................        7.250   05/01/19          664,196
    1,870   Poinciana Cmnty Dev Dist FL Spl Assmt Ser
            A.........................................        7.125   05/01/31        1,959,199
    7,680   Port Saint Lucie, FL Spl Assmt Rev
            Glassman Spl Assmt Dist Ser C (a).........        6.750   07/01/23        8,404,454
    4,940   Reunion West Cmnty Dev Dist...............        6.250   05/01/36        5,232,547
    3,760   Saddlebrook, FL Cmnty Ser A...............        6.900   05/01/33        4,069,222
       10   Saddlebrook, FL Cmnty Ser B...............        6.250   05/01/09           10,057
    3,500   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Proj Ser A..............        5.375   01/01/40        3,537,450
    2,365   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser A
            (Prerefunded @ 01/01/10)..................        8.000   01/01/17        2,605,260
    6,900   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser A
            (Prerefunded @ 01/01/10)..................        8.000   01/01/30        7,600,971

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   4,500   Sarasota Natl Cmnty Dev Dist FL Spl
            Assmt.....................................        5.300%  05/01/39   $    4,453,965
    2,870   Sausalito Bay Cmnty Dev Dist FL Spl Assmt
            (a).......................................        6.200   05/01/35        3,043,865
    2,830   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
            Rev Ser A.................................        5.875   05/01/35        2,919,541
    1,945   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
            Rev Ser A.................................        6.400   05/01/34        2,091,711
    4,595   South Dade Venture Cmnty Dev..............        6.900   05/01/33        5,054,868
    2,115   South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc..................................        6.375   10/01/28        2,324,554
    3,000   South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc..................................        6.375   10/01/34        3,285,150
    1,500   Sterling Hill Cmnty Dev Dist FL Cap Impt &
            Rev Ser A.................................        6.200   05/01/35        1,597,980
    3,000   Stonebrier Cmnty Dev Dist FL..............        5.500   05/01/37        3,043,110
      100   Stoneybrook West Cmnty Dev Dist FL Spl
            Assmt Rev Ser B...........................        6.450   05/01/10          100,685
      920   Stoneybrook West Cmnty Dev Ser A..........        7.000   05/01/32          979,469
   11,875   Tallahassee, FL Hlth Fac Rev Tallahassee
            Mem Hlthcare Proj.........................        6.375   12/01/30       12,582,750
    1,645   Tamarac, FL Indl Dev Rev Sun Belt
            Precision Prods Inc (AMT).................        6.500   08/01/17        1,648,191
    3,000   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
            Ser A.....................................        5.750   07/01/29        3,099,780
    1,465   Town Ctr at Palm Coast Cmnty Dev Dist FL
            Cap Impt Rev..............................        6.000   05/01/36        1,527,541
    1,195   Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a).................................        6.500   05/01/23        1,286,740
    1,715   Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a).................................        6.750   05/01/33        1,866,486
    1,460   Turnbull Creek Cmnty Dev Dist FL Spl
            Assmt.....................................        5.800   05/01/35        1,506,428
    2,368   University Square Cmnty Dev Dist FL Cap
            Impt Rev (Acquired 10/07/99, Cost
            $2,368,000) (f)...........................        6.750   05/01/20        2,494,948
    4,290   Venetian Isles, FL Ser A..................        6.750   05/01/33        4,728,867
    4,695   Verandah West Cmnty Dev Dist Cap Impt Ser
            B.........................................        6.625   05/01/33        5,117,691
    1,900   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
            Ser A.....................................        6.750   05/01/34        2,062,051
      875   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
            Ser A.....................................        7.200   05/01/32          935,025
      935   Waterchase Cmnty Dev Dist FL Ser A........        6.700   05/01/32        1,019,159
    2,780   Waterlefe Cmnty Dev Dist FL...............        8.125   10/01/25        2,749,531

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   1,605   Westchase East Cmnty, FL Dev Dist Cap Impt
            Rev (a)...................................        7.300%  05/01/18   $    1,605,835
    1,178   Westchase East Cmnty, FL Dev Dist Cap Impt
            Rev (a)...................................        7.500   05/01/17        1,178,159
    7,000   West Vlg Impt Dist FL Rev.................        5.500   05/01/38        6,932,870
    2,000   West Vlg Impt Dist FL Rev Spl Assmt Unit
            of Dev No 3...............................        5.500   05/01/37        1,992,320
    4,325   World Comm Cmnty Dev Dist Ser A...........        6.500   05/01/36        4,622,387
    1,925   World Comm Cmnty Dev Dist Ser A1..........        6.250   05/01/22        2,069,067
                                                                                 --------------
                                                                                    547,085,441
                                                                                 --------------
            GEORGIA  2.8%
    5,250   Americus Sumter Cnty, GA Hosp Auth Rev
            South GA Methodist Rfdg Ser A.............        6.375   05/15/29        5,395,425
    1,290   Athens Clarke Cnty, GA Residential Care
            Fac for the Elderly Auth Rev..............        6.350   10/01/17          953,516
    1,720   Athens Clarke Cnty, GA Residential Care
            Fac for the Elderly Auth Rev..............        6.375   10/01/27        1,264,699
    1,845   Atlanta, GA Tax Alloc Atlantic Sta Proj...        7.750   12/01/14        2,029,149
    3,000   Atlanta, GA Tax Alloc Atlantic Sta Proj...        7.900   12/01/24        3,306,960
    3,485   Atlanta, GA Urban Residential Fin Auth
            Multi-Family Rev John Eagan Proj Ser A
            (AMT).....................................        6.750   07/01/30        3,591,432
   15,000   Atlanta, GA Wtr & Waste Wtr Rev (FSA Insd)
            (e).......................................        5.000   11/01/34       15,610,912
   35,000   Atlanta, GA Wtr & Waste Wtr Rev (FSA Insd)
            (e).......................................        5.000   11/01/37       36,425,462
    1,000   Brunswick & Glynn Cnty, GA Dev GA PAC Corp
            Proj Rfdg (AMT)...........................        5.550   03/01/26        1,006,280
    5,250   Crisp Cnty, GA Dev Auth Intl Paper Co Proj
            Rfdg Ser A (AMT)..........................        6.200   02/01/20        5,575,761
    2,000   Effingham Cnty, GA Dev Auth Solfort James
            Proj (AMT)................................        5.625   07/01/18        2,015,840
    2,250   Effingham Cnty, GA Indl Dev Auth GA PAC
            Corp Proj Rfdg............................        6.500   06/01/31        2,372,490
    1,000   Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A.................        6.125   02/15/26        1,056,470
    1,750   Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A.................        6.125   02/15/34        1,844,063
    3,520   Fulton Cnty, GA Residential Care Saint
            Anne's Ter Proj Rfdg......................        7.625   12/01/33        3,957,818
    1,025   Fulton Cnty, GA Residential Care Sr Lien
            RHA Asstd Living Ser A....................        6.900   07/01/19        1,072,570
    4,810   Fulton Cnty, GA Residential Care Sr Lien
            RHA Asstd Living Ser A....................        7.000   07/01/29        5,036,310
    2,930   Renaissance On Peachtree Unit Invt Tr Ctf
            GA Custody Ctf (g)........................        6.000   10/01/25        2,593,841

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            GEORGIA (CONTINUED)
$   1,000   Richmond Cnty, GA Dev Auth Intl Paper Co
            Proj Rfdg Ser A (AMT).....................        6.000%  02/01/25   $    1,063,400
    2,500   Rockdale Cnty, GA Dev Auth Solid Waste
            Disp Visy Paper Inc Proj (AMT)............        7.500   01/01/26        2,516,725
      920   Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A..................        7.400   01/01/24        1,006,342
    3,650   Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A..................        7.400   01/01/34        3,980,654
   20,685   Tax Exempt Grantor Tr Sr Tier Ser A (a)
            (g).......................................        6.000   10/01/25       19,353,300
                                                                                 --------------
                                                                                    123,029,419
                                                                                 --------------
            HAWAII  0.7%
    8,500   Hawaii PAC Hlth Spl Purp Rev Ser A........        5.600   07/01/33        8,920,920
    3,000   Hawaii St Dept Budget & Fin Kahala Nui
            Proj Ser A................................        7.875   11/15/23        3,452,550
    5,300   Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A.....................        7.400   11/15/17        5,974,160
    2,500   Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A.....................        8.000   11/15/33        2,880,350
    5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A...        6.300   07/01/22        5,400,900
    5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A...        6.375   07/01/32        5,435,700
                                                                                 --------------
                                                                                     32,064,580
                                                                                 --------------
            IDAHO  0.2%
    5,350   Gooding Cnty, ID Indl Dev Corp Solid Waste
            Disp Rev Intrepid Technology & Res Proj
            (AMT) (Acquired 11/03/06, Cost $5,356,668)
            (f).......................................        7.500   11/01/24        5,366,157
    4,090   Idaho Hlth Fac Auth Rev Vly Vista Care
            Rfdg Ser A................................        7.875   11/15/29        4,298,794
                                                                                 --------------
                                                                                      9,664,951
                                                                                 --------------
            ILLINOIS  10.9%
    3,822   Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
            Deercrest Proj............................        6.625   03/01/33        4,109,605
    5,657   Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
            Clublands Proj............................        6.625   03/01/33        6,053,612
    4,475   Bolingbrook, IL Spl Svc Area No 01-1
            (Prerefunded @ 07/01/11)..................        7.375   07/01/31        5,050,753
    3,961   Bolingbrook, IL Spl Svc Area No 1 Spl Tax
            Augusta Vlg Proj (Prerefunded @ 03/01/32)
            (Acquired 11/13/02, Cost $3,961,000)
            (f).......................................        6.750   03/01/32        4,429,784
    1,990   Bolingbrook, IL Spl Svc Area No 1 Spl Tax
            Augusta Vlg Proj Ser 2004 (Prerefunded @
            03/01/12).................................        6.250   03/01/32        2,184,323
    3,923   Bolingbrook, IL Spl Svc Area No 3 Spl Tax
            Lakewood Ridge Proj (Prerefunded @
            03/01/11).................................        7.050   03/01/31        4,346,919

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   2,000   Carol Stream, IL First Mtg Rev Windsor Pk
            Manor Proj Rfdg (Prerefunded @
            12/01/07).................................        7.200%  12/01/14   $    2,069,520
      176   Cary, IL Spl Tax Spl Svc Area No 1
            Cambridge Ser A (j).......................        7.500   03/01/10          185,933
      872   Cary, IL Spl Tax Svc Area No 1 Cambridge
            Ser A (Prerefunded @ 03/01/10)............        7.625   03/01/30          963,508
    1,750   Chicago, IL Increment Alloc Rev
            Diversey/Narragansett Proj................        7.460   02/15/26        1,860,232
   31,940   Chicago, IL Metro Wtr Reclamation Dist Gtr
            Chicago Rfdg (e)..........................        5.000   12/01/29       33,606,150
    5,690   Chicago, IL Midway Arpt Rev Drivers Ser
            229 (FSA Insd) (Acquired 09/19/01, Cost
            $5,889,111) (a) (f) (k)...................        6.360   01/01/18        6,296,156
      155   Chicago, IL Neighborhoods Alive (FGIC
            Insd) (Prerefunded @ 07/01/10)............        6.000   01/01/28          166,044
   15,000   Chicago, IL O'Hare Intl Arpt Rev (MBIA
            Insd) (e).................................        5.000   01/01/29       15,792,975
   10,000   Chicago, IL O'Hare Intl Arpt Rev (MBIA
            Insd) (e).................................        5.250   01/01/27       10,486,750
  108,180   Chicago, IL O'Hare Intl Arpt Rev Ser A
            (FGIC) (e)................................        5.000   01/01/33      112,421,197
   10,000   Chicago, IL O'Hare Intl Arpt Rev Ser A
            (MBIA Insd) (e)...........................        5.250   01/01/26       10,528,650
    4,000   Chicago, IL Spl Assmt Lake Shore East
            Proj......................................        6.750   12/01/32        4,316,680
    1,020   Chicago, IL Tax Increment Alloc Read
            Dunning Ser B (ACA Insd)..................        7.250   01/01/14        1,042,787
   20,000   Cook County, IL Cap Impt Ser B (MBIA Insd)
            (e).......................................        5.000   11/15/29       20,852,200
    4,964   Cortland, IL Spl Svc Area No 01 Spl Tax
            Neucort Lakes Proj (Prerefunded @
            03/01/12) (a).............................        6.875   03/01/32        5,600,037
    2,500   Gilberts, IL Spl Svc Area No 19 Spl Tax
            Ser 1.....................................        5.375   03/01/16        2,464,825
    3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax Big
            Timber Proj (Prerefunded @ 03/01/11)
            (l).......................................        7.750   03/01/27        3,432,240
    2,500   Godfrey, IL Rev Utd Methodist Vlg Ser A...        5.875   11/15/29        2,099,800
    3,250   Hoopeston, IL Hosp Cap Impt Rev Hoopeston
            Cmnty Mem Hosp Impt & Rfdg................        6.550   11/15/29        3,292,997
    2,760   Huntley, IL Increment Alloc Rev Huntley
            Redev Proj Ser A..........................        8.500   12/01/15        2,811,722
    3,987   Huntley, IL Spl Svc Area No 10 Ser A......        6.500   03/01/29        4,163,225
    4,320   Huntley, IL Spl Svc Area No 6 (a).........        6.750   02/01/25        4,454,050
    3,850   Huntley, IL Spl Svc Area No 7 (a).........        6.300   03/01/28        4,007,426
    3,100   Illinois Dev Fin Auth Rev Midwestern Univ
            Ser B (Prerefunded @ 05/15/11)............        6.000   05/15/31        3,363,624

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   1,500   Illinois Fin Auth Rev Bd Antic Nt
            Tallgrass.................................          *     02/15/12   $    1,498,755
    9,450   Illinois Fin Auth Rev Clare Oaks Proj Ser
            A.........................................        6.000%  11/15/39        9,886,590
    4,000   Illinois Fin Auth Rev Clare Oaks
            Proj Ser A................................        6.125   05/15/38        4,187,760
    2,000   Illinois Fin Auth Rev Clare Wtr Tower Proj
            Ser A.....................................        6.000   05/15/25        2,079,940
    1,750   Illinois Fin Auth Rev Cmnty Fac Clinic
            Altgeld Proj..............................        8.000   11/15/16        1,784,685
    2,500   Illinois Fin Auth Rev Fairview Oblig Grp
            Rfdg Ser A................................        6.125   08/15/27        2,536,975
    3,500   Illinois Fin Auth Rev Franciscan Cmnty
            Inc.......................................        5.500   05/15/37        3,550,820
    3,000   Illinois Fin Auth Rev Franciscan Cmnty Inc
            Ser A.....................................        5.500   05/15/27        3,066,840
    2,500   Illinois Fin Auth Rev Franciscan Cmnty
            Saint Joseph Ser A........................        6.000   05/15/34        2,531,200
    5,000   Illinois Fin Auth Rev Kewanee Hosp Proj...        5.100   08/15/31        5,047,550
    5,000   Illinois Fin Auth Rev Luther Oaks Proj Ser
            A.........................................        6.000   08/15/39        5,259,350
    1,000   Illinois Fin Auth Student Hsg Rev MJH Ed
            Assistance IV Sr Ser A....................        5.125   06/01/35        1,021,220
    2,365   Illinois Hlth Fac Auth Rev Chestnut Square
            at Glen Proj Ser A (a)....................        6.625   08/15/24        2,367,933
    3,255   Illinois Hlth Fac Auth Rev Chestnut Square
            at Glen Proj Ser A (a)....................        7.000   08/15/29        3,404,795
    2,000   Illinois Hlth Fac Auth Rev Condell Med
            Ctr.......................................        5.500   05/15/32        2,068,620
    1,250   Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmnty..........................        5.875   12/01/31        1,309,513
    5,000   Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmnty Ser B....................        6.125   12/01/28        5,313,100
    2,000   Illinois Hlth Fac Auth Rev Ctr Baptist
            Home Proj.................................        7.125   11/15/29        2,097,480
    3,530   Illinois Hlth Fac Auth Rev Friendship Vlg
            Schaumburg Ser A (Prerefunded @
            12/01/07).................................        5.250   12/01/18        3,619,274
    6,895   Illinois Hlth Fac Auth Rev Lifelink Corp
            Oblig Grp Rfdg............................        5.700   02/15/24        7,071,788
    2,120   Illinois Hlth Fac Auth Rev Lifelink Corp
            Oblig Grp Rfdg............................        5.850   02/15/20        2,125,279
      990   Illinois Hlth Fac Auth Rev Loyola Univ
            Hlth Sys Ser A (Prerefunded @ 07/01/11)...        6.000   07/01/21        1,063,300
    6,000   Illinois Hlth Fac Auth Rev Lutheran Sr
            Ministries Oblig Ser A (Prerefunded @
            08/15/11).................................        7.375   08/15/31        6,834,480
      660   Illinois Hlth Fac Auth Rev Rfdg Lifelink
            Corp Oblig Grp............................        5.950   02/15/21          659,380
      750   Illinois Hlth Fac Auth Rev Rfdg Ser A.....        6.200   08/15/23          757,125

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   3,375   Illinois Hlth Fac Auth Rev Rfdg Ser A.....        6.400%  08/15/33   $    3,416,243
    2,650   Illinois Hlth Fac Auth Rev Ser A..........        7.000   11/15/32        2,877,980
    6,750   Illinois Hlth Fac Auth Rev St Benedict Ser
            2003A.....................................        6.900   11/15/33        7,444,103
   22,800   Illinois St (MBIA Insd) (e)...............        5.000   09/01/28       23,805,252
    6,928   Illinois St Real Estate Lease Ctf (ACA
            Insd) (Acquired 07/01/98, Cost $7,951,984)
            (f) (i)...................................        8.714   06/15/18        7,161,313
    1,825   Lincolnshire, IL Spl Svc Area Sedgebrook
            Proj......................................        6.250   03/01/34        1,938,643
    1,415   Loves Pk, IL Rev Hoosier Care Proj Ser
            A.........................................        7.125   06/01/34        1,458,582
    2,215   Manhattan, IL No 04 -1 Brookstone Springs
            Proj......................................        6.100   03/01/35        2,343,404
    1,500   Metropolitan Pier & Expo IL McCormick Pl
            Expn Proj A Rfdg..........................        5.500   06/15/27        1,501,215
    3,923   Minooka, IL Spl Assmt Impt Lakewood Trails
            Proj......................................        6.625   03/01/33        4,254,768
    1,905   Minooka, IL Spl Assmt Impt Lakewood Trails
            Unit 2 Proj...............................        6.375   03/01/34        2,056,105
    2,971   Minooka, IL Spl Assmt Impt Praire Ridge
            Proj......................................        6.875   03/01/33        3,255,622
    2,137   Montgomery, IL Spl Assmt Impt Lakewood
            Creek Proj (Prerefunded @ 03/01/11).......        7.750   03/01/30        2,428,059
    3,000   Pingree Grove, IL Spl Svc Area No 2 Spl
            Tax Cambridge Lakes Proj Ser 05-2.........        6.000   03/01/35        3,138,240
    2,248   Pingree Grove, IL Spl Svc Area No 7 Spl
            Tax Cambridge Lakes Proj Ser 06...........        6.000   03/01/36        2,335,312
    3,685   Pingree Grove Vlg, IL Rev Cambridge Lakes
            Learning Ctr..............................        6.000   06/01/36        3,689,422
    2,320   Plano, IL Spl Svc Area No 1 Lakewood
            Springs Proj Ser A........................        6.200   03/01/34        2,471,983
    5,023   Round Lake, IL Lakewood Grove Spl Svc Area
            No 4 Spl Tax (Prerefunded @ 03/01/13)
            (a).......................................        6.750   03/01/33        5,714,516
    3,686   Round Lake, IL Rev (Prerefunded @
            03/01/13).................................        6.700   03/01/33        4,184,568
    3,285   Saint Charles, IL Spl Svc Area No 21
            (a).......................................        6.625   03/01/28        3,388,412
    1,925   Volo Vlg, IL Spl Svc Area No 3 Symphony
            Meadows Proj Ser 1........................        6.000   03/01/36        1,999,767
    3,200   Wheeling, IL Tax Increment Rev N
            Milwaukee/Lake Cook Tif Proj..............        6.000   01/01/25        3,249,408
    2,000   Yorkville, IL Utd City Business Dist Rev
            Storm Wtr Impt Proj.......................        6.000   01/01/26        1,987,700
    2,078   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-100 Raintree Vlg Proj.........        6.875   03/01/33        2,259,763

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   2,850   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-101 Windett Ridge Proj
            (Acquired 09/03/03, Cost $2,850,000)
            (f).......................................        6.875%  03/01/33   $    3,099,290
    2,900   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2006-113 Cannonball/Beecher........        5.750   03/01/28        2,880,599
    2,369   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 4 104 MPI Grade Res Proj...........        6.375   03/01/34        2,529,002
    3,500   Yorkville, IL Utd City Spl Svc No
            2005-108-Autumn Creek Proj................        6.000   03/01/36        3,638,810
                                                                                 --------------
                                                                                    474,105,557
                                                                                 --------------
            INDIANA  2.4%
    1,500   Anderson, IN Econ Dev Rev Anderson Univ
            Proj (Prerefunded @ 10/01/11).............        6.375   10/01/26        1,626,375
    1,100   Crawfordsville, IN Redev Cmnty Dist Tax
            Increment Rev (Acquired 10/15/97, Cost
            $1,100,000) (a) (f).......................        7.350   02/01/17        1,123,991
    1,020   Delaware Cnty, IN Redev Dist Tax Increment
            Rev.......................................        6.875   02/01/18        1,041,655
   27,000   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
            Clarian Hlth Oblig Grp Ser B (e)..........        5.000   02/15/26       27,426,735
   11,000   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
            Clarian Hlth Oblig Grp Ser B (e)..........        5.000   02/15/30       11,150,370
    1,500   Indiana Hlth Fac Fin Auth H Cmnty Fndtn
            Northwest IN Ser A........................        6.250   03/01/25        1,616,460
    3,435   Indiana Hlth Fac Fin Auth Rev Franciscan
            Cmnty Rfdg Ser A (a)......................        6.400   05/15/24        3,455,679
    2,320   Indiana Hlth Fac Fin Auth Rev Hoosier Care
            Proj Ser A................................        7.125   06/01/34        2,391,456
    1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A........................        5.375   03/01/19        1,023,740
    2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A........................        6.000   03/01/34        2,136,420
   14,380   Indiana Muni Pwr Agy Pwr Supply Rev Ser A
            (AMBAC Insd) (e)..........................        5.000   01/01/26       15,088,143
   15,125   Indiana Muni Pwr Agy Pwr Supply Rev Ser A
            (AMBAC Insd) (e)..........................        5.000   01/01/27       15,869,831
    7,895   Indiana Muni Pwr Agy Pwr Supply Rev Ser A
            (AMBAC Insd) (e)..........................        5.000   01/01/28        8,283,789
    3,000   North Manchester, IN Rev Peabody
            Retirement Cmnty Proj Ser A...............        7.250   07/01/33        3,133,200
    2,000   Portage, IN Spl Impt Dist Rev Marina
            Shores Proj...............................        6.375   03/01/35        2,053,780
      175   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................          *     12/30/10          133,327
      135   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................          *     12/30/11           95,292

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$     130   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................          *     12/30/12   $       85,003
      130   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................          *     12/30/13           78,741
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................          *     12/30/14           70,140
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................          *     12/30/15           64,976
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a)...................          *     12/30/16           60,194
    1,405   Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)..................        7.750%  01/01/12        1,405,998
    2,045   Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)..................        8.000   01/01/17        2,048,333
    2,170   Whiting, IN Redev Dist Tax Increment Rev
            Std Ave Proj..............................        5.350   01/15/27        2,142,615
                                                                                 --------------
                                                                                    103,606,243
                                                                                 --------------
            IOWA  0.6%
    2,515   Black Hawk Cnty, IA Hlthcare Fac Rev Westn
            Home Proj Ser B...........................        6.625   05/01/33        2,560,094
    1,000   Bremer Cnty, IA Hlthcare & Residential Fac
            Rev Proj Rfdg (Prerefunded @ 11/15/09)....        7.250   11/15/29        1,080,800
    2,245   Des Moines, IA Sr Hsg Rev Luther Pk Apts
            Inc Proj..................................        6.250   12/01/34        2,330,602
      615   Evansdale, IA Hlthcare Westn Home Proj
            (a).......................................        6.000   11/01/39          624,877
    5,600   Evansdale, IA Hlthcare Westn Home Proj Ser
            A (a).....................................        6.000   11/01/39        5,656,504
    3,000   Iowa Fin Auth Cmnty Provider Rev Boys &
            Girls Home Family Proj (ACA Insd)
            (Prerefunded @ 12/01/08)..................        6.250   12/01/28        3,090,840
    2,265   Iowa Fin Auth Retirement Fac Presbyterian
            Homes Mill Pond...........................        6.000   10/01/33        2,265,770
    4,970   Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk
            Hlth Ctr Rfdg Ser A (a)...................        5.300   04/01/37        4,968,857
    1,500   Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Proj.........................        6.150   10/01/36        1,538,280
    2,000   Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Proj (Prerefunded @
            10/01/08).................................        6.750   10/01/33        2,107,320
    1,250   Scott Cnty, IA Rev Ridgecrest Vlg Rfdg....        5.625   11/15/18        1,283,612
                                                                                 --------------
                                                                                     27,507,556
                                                                                 --------------
            KANSAS  0.6%
    4,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser B.................................        6.250   05/15/26        4,069,960
    2,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser C.................................        6.700   05/15/27        2,002,180

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            KANSAS (CONTINUED)
$   1,750   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser C.................................        6.875%  05/15/32   $    1,892,117
    5,000   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser A....................        5.000   05/15/24        4,949,150
    2,000   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser A....................        5.000   05/15/36        1,940,140
      750   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser B....................        5.125   05/15/37          741,150
    1,100   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser B....................        5.125   05/15/42        1,084,303
    3,500   Neosho Cnty, KS Hosp Rev Rfdg Ser A.......        5.150   09/01/31        3,510,430
    1,000   Olathe, KS Sr Living Fac Rev Catholic Care
            Campus Inc Ser A..........................        6.000   11/15/26        1,064,510
    1,000   Olathe, KS Sr Living Fac Rev Catholic Care
            Campus Inc Ser A..........................        6.000   11/15/38        1,065,590
    3,000   Overland Pk, KS Dev Corp Rev First Tier
            Overland Pk Ser A.........................        7.375   01/01/32        3,257,100
                                                                                 --------------
                                                                                     25,576,630
                                                                                 --------------
            KENTUCKY  0.1%
    2,830   Murray, KY Hosp Fac Rfdg..................        5.125   08/01/37        2,887,364
                                                                                 --------------

            LOUISIANA  0.8%
    7,000   Hodge, LA Util Rev Com Rfdg (AMT).........        7.450   03/01/24        8,799,630
    7,000   Lakeshore Vlg Master Cmnty Dev Dist LA Spl
            Assmt.....................................        5.250   07/01/17        6,916,140
    3,180   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Eunice Student Hsg Fndtn
            Proj......................................        7.375   09/01/33        2,859,170
    3,852   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Hlthcare Saint James Pl Rfdg
            Ser A.....................................        7.000   11/01/25        4,005,309
    3,200   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Hlthcare Saint James Pl Rfdg
            Ser A.....................................        7.000   11/01/29        3,322,592
    1,300   Louisiana Loc Govt Environment Fac Sr Air
            Cargo (AMT)...............................        6.650   01/01/25        1,391,403
    1,450   Louisiana Pub Fac Auth Rev Hlth Fac Glen
            Retirement Ser A..........................        6.700   12/01/25        1,457,975
    1,000   Louisiana Pub Fac Auth Rev Progressive
            Hlthcare..................................        6.375   10/01/20        1,018,370
    1,000   Louisiana Pub Fac Auth Rev Progressive
            Hlthcare..................................        6.375   10/01/28        1,016,260
    3,000   Louisiana St Hlth Ed Auth Lambeth House
            Proj Rfdg Ser A...........................        6.200   01/01/28        3,044,850

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            LOUISIANA (CONTINUED)
$   2,000   Saint Tammany, LA Pub Trust Fin Auth Rev
            Christwood Proj Rfdg......................        5.700%  11/15/28   $    2,039,620
                                                                                 --------------
                                                                                     35,871,319
                                                                                 --------------
            MAINE  0.2%
    2,000   Maine Hlth & Higher Ed Fac Piper Shores
            Ser A (Prerefunded @ 01/01/09)............        7.550   01/01/29        2,103,540
    8,050   Rumford, ME Solid Waste Disp Rev Boise
            Cascade Corp Proj Rfdg (AMT)..............        6.875   10/01/26        8,727,891
                                                                                 --------------
                                                                                     10,831,431
                                                                                 --------------
            MARYLAND  1.4%
    1,877   Anne Arundel Cnty, MD Spl Tax Farmington
            Vlg Proj Ser A............................        6.250   06/01/25        1,945,529
    2,500   Baltimore Cnty, MD Mtg Rev Shelter Elder
            Care Ser A................................        7.250   11/01/29        2,598,900
    3,500   Brunswick, MD Spl Oblg Brunswick Crossing
            Spl Taxing................................        5.500   07/01/36        3,571,260
    1,500   Frederick Cnty, MD Spl Oblig Urbana Cmnty
            Dev Auth..................................        6.625   07/01/25        1,532,340
    5,500   Gaithersburg, MD Econ Dev Asbury Maryland
            Oblig Group Ser A.........................        5.125   01/01/36        5,623,090
      995   Maryland St Cmnty Dev Admin Residential
            Ser B (AMT)...............................        5.450   09/01/32        1,016,392
    6,715   Maryland St Econ Dev Corp Air Cargo BW II
            LLC Rfdg (AMT)............................        6.500   07/01/24        6,880,458
    1,540   Maryland St Econ Dev Corp Air Cargo BW II
            LLC Rfdg (AMT)............................        7.340   07/01/24        1,690,135
    2,900   Maryland St Econ Dev Corp MD Golf Course
            Sys (Prerefunded @ 06/01/11)..............        8.250   06/01/28        3,338,944
    5,000   Maryland St Econ Dev Corp Rev Sr Lien
            Chesapeake Bay Rfdg Ser A.................        5.000   12/01/31        5,028,200
    2,000   Maryland St Hlth & Higher Ed Collington
            Episcopal (Prerefunded @ 04/01/11)........        6.750   04/01/23        2,198,360
    1,300   Maryland St Hlth & Higher Ed Fac Auth
            Rev.......................................        5.300   01/01/37        1,334,229
    1,400   Maryland St Hlth & Higher Ed Medstar Hlth
            Rfdg......................................        5.375   08/15/24        1,464,050
    7,770   Maryland St Hlth & Higher Ed Medstar Hlth
            Rfdg......................................        5.500   08/15/33        8,213,745
      320   Montgomery Cnty, MD Econ Dev Rev Editorial
            Proj In Ed Ser A (Acquired 09/28/98, Cost
            $321,044) (f).............................        6.250   09/01/08          310,170
    3,730   Montgomery Cnty, MD Econ Dev Rev Editorial
            Proj In Ed Ser A (Acquired 09/28/98, Cost
            $3,730,000) (f)...........................        6.400   09/01/28        3,333,016
    1,345   Montgomery Cnty, MD Spl Oblig West
            Germantown Dev Dist Ser B (a).............        6.700   07/01/27        1,463,911

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MARYLAND (CONTINUED)
$   4,000   Prince Georges Cnty, MD Spl Oblig Woodview
            Vlg Phase II Subdist (Prerefunded @
            07/01/12).................................        7.000%  07/01/32   $    4,613,280
    4,000   Salisbury, MD Spl Oblig Vlg At Aydelotte
            Farm Proj.................................        5.250   01/01/37        3,990,880
    1,000   Westminster, MD Econ Dev Carroll Lutheran
            Vlg Ser A.................................        6.000   05/01/24        1,049,770
    1,500   Westminster, MD Econ Dev Carroll Lutheran
            Vlg Ser A.................................        6.250   05/01/34        1,596,255
                                                                                 --------------
                                                                                     62,792,914
                                                                                 --------------
            MASSACHUSETTS  6.9%
    1,620   Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg......................        5.875   07/01/18        1,647,005
    4,750   Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg......................        6.000   07/01/28        4,849,940
   43,120   Massachusetts Bay Transn Auth MA Sales Tax
            Rev Ser A (e).............................        5.000   07/01/27       47,242,919
    1,500   Massachusetts St Dev Fin Agy Briarwood Ser
            B (Prerefunded @ 12/01/10) (a)............        8.000   12/01/18        1,705,905
    2,500   Massachusetts St Dev Fin Agy Briarwood Ser
            B (Prerefunded @ 12/01/10)................        8.000   12/01/22        2,843,175
    6,085   Massachusetts St Dev Fin Agy Criterion
            Child Enrichment (a)......................        6.750   01/01/34        6,561,090
    1,015   Massachusetts St Dev Fin Agy Dimock Cmnty
            Hlth Ctr (a)..............................        6.250   12/01/13        1,040,324
    7,565   Massachusetts St Dev Fin Agy Dimock Cmnty
            Hlth Ctr (a)..............................        6.750   12/01/33        7,971,392
    2,000   Massachusetts St Dev Fin Agy First Mtg
            Loomis Cmnty Proj Ser A...................        6.900   03/01/32        2,186,340
      850   Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmnty Ser A......................        6.125   07/01/24          884,051
    5,220   Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmnty Ser A......................        6.250   07/01/34        5,441,224
    2,205   Massachusetts St Dev Fin Agy Lexington
            Montessori Sch Issue (Acquired 07/30/99,
            Cost $2,231,340) (a) (f)..................        6.625   08/01/29        2,302,990
      750   Massachusetts St Dev Fin Agy MCHSP Human
            Svc Providers Ser A.......................        6.750   07/01/18          776,813
      405   Massachusetts St Dev Fin Agy MCHSP Human
            Svc Providers Ser A (a) (j)...............        7.500   07/01/10          427,988
    5,865   Massachusetts St Dev Fin Agy Regis
            College...................................        5.500   10/01/28        5,867,170
      810   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)..............        6.100   09/01/18          839,549
    1,445   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)..............        6.250   09/01/28        1,497,482

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$   1,685   Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc (a)........        6.750%  06/01/20   $    1,779,360
    8,645   Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc (Acquired
            10/04/01, 12/20/02, and 11/19/03, Cost
            $9,428,791) (a) (f).......................        8.000   06/01/20        9,060,911
      735   Massachusetts St Dev Fin Agy Rev Gtr Lynn
            Mental Hlth (Prerefunded @ 06/01/08)
            (Acquired 07/27/00, Cost $735,000) (f)....        7.750   06/01/18          775,477
    1,015   Massachusetts St Dev Fin Agy Rev Gtr Lynn
            Mental Hlth Ser B (Prerefunded @ 06/01/08)
            (Acquired 11/19/98, Cost $1,015,000)
            (f).......................................        6.375   06/01/18        1,057,559
    1,500   Massachusetts St Dev Fin Agy Rev Hampshire
            College...................................        5.700   10/01/34        1,598,640
    4,650   Massachusetts St Dev Fin Agy Rev Hillcrest
            Ed Ctr Inc................................        6.375   07/01/29        4,754,160
    4,825   Massachusetts St Dev Fin Agy Rev Hlthcare
            Fac Alliance Ser A........................        7.100   07/01/32        5,022,391
    1,025   Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser A (Prerefunded @
            07/01/10).................................        8.000   07/01/20        1,147,559
    2,370   Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser C (a).............        7.750   07/01/30        2,506,939
    4,955   Massachusetts St Dev Fin Agy Rev New
            England Ctr For Children..................        6.000   11/01/19        5,100,132
    7,000   Massachusetts St Dev Fin Agy Rev Rfdg
            First Mtg Reeds Accd Invt.................        5.750   10/01/31        6,990,270
    2,965   Massachusetts St Dev Fin Agy Rev Whitney
            Academy Issue (a).........................        7.500   09/01/30        3,169,882
      720   Massachusetts St Hlth & Ed Baystate Fac
            Auth Rev Med Ctr Ser F....................        5.500   07/01/22          756,698
    2,500   Massachusetts St Hlth & Ed Caritas Christi
            Oblig Grp Ser A...........................        5.750   07/01/28        2,580,700
    9,845   Massachusetts St Hlth & Ed Caritas Christi
            Oblig Grp Ser B...........................        6.250   07/01/22       10,663,218
    5,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Caritas Christi Oblig Grp Ser B...........        6.750   07/01/16        5,556,600
   10,145   Massachusetts St Hlth & Ed Fac Auth Rev
            Christopher House Rfdg Ser A..............        6.875   01/01/29       10,470,350
    6,800   Massachusetts St Hlth & Ed Fac Auth Rev
            Civic Invt Ser B..........................        9.150   12/15/23        8,391,880
   10,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Harvard Univ Ser DD (e)...................        5.000   07/15/35       10,299,450
    3,610   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.........................        5.250   10/01/23        3,626,678

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$   1,465   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.........................        5.375%  10/01/28   $    1,478,888
    6,750   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser E.........................        6.750   10/01/33        7,397,325
    7,490   Massachusetts St Hlth & Ed Fac Auth Rev
            Lasell College Ser A (a)..................        5.625   07/01/29        7,657,701
    5,600   Massachusetts St Hlth & Ed Fac Auth Rev
            Milford Whitinsville Hosp Ser D
            (Prerefunded @ 07/15/12)..................        6.350   07/15/32        6,242,600
    3,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Nichols College Issue Ser C...............        6.125   10/01/29        3,149,430
    1,783   Massachusetts St Hlth & Ed Fac Nichols
            College Issue Ser C.......................        6.000   10/01/17        1,876,269
    1,000   Massachusetts St Hlth & Ed Fac Northn
            Berkshire Hlth Ser B......................        6.250   07/01/24        1,066,070
    3,005   Massachusetts St Hlth & Ed Fac Northn
            Berkshire Hlth Ser B......................        6.375   07/01/34        3,192,091
    2,000   Massachusetts St Hlth & Ed Partn Hlthcare
            Sys Ser C.................................        5.750   07/01/32        2,143,300
    7,600   Massachusetts St Hlth & Ed Saint Mem Med
            Ctr Ser A.................................        6.000   10/01/23        7,607,068
      620   Massachusetts St Indl Fin Agy HMEA Issue
            (a).......................................        7.000   09/01/12          633,640
      660   Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj...................        6.500   10/01/15          612,236
    2,000   Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj...................        6.750   10/01/28        1,766,180
   12,465   Massachusetts St Indl Fin Agy Rev First
            Mtg Reeds Landing Proj (Prerefunded @
            10/01/08) (h).............................  7.450/7.550   10/01/28       13,362,355
    1,310   Massachusetts St Indl Fin Agy Rev First
            Mtg Stone Inst & Newton...................        7.700   01/01/14        1,312,031
      140   Massachusetts St Indl Fin Agy Rev Gtr Lynn
            Mental Hlth (Acquired 06/24/98, Cost
            $140,000) (f) (j).........................        6.200   06/01/08          142,941
    4,300   Massachusetts St Indl Fin Agy Rev Gtr Lynn
            Mental Hlth (Prerefunded @ 06/01/08)
            (Acquired 06/24/98, Cost $4,300,000)
            (f).......................................        6.375   06/01/18        4,480,299
    2,600   Massachusetts St Indl Fin Agy Rev
            Montserrat College Art Issue (Acquired
            12/23/97, Cost $2,600,000) (a) (f)........        7.000   12/01/27        2,693,262
   41,020   Massachusetts St Sch Bldg Auth Dedicated
            Sales Tax (FSA Insd) (e)..................        5.000   08/15/30       42,970,706
                                                                                 --------------
                                                                                    299,178,603
                                                                                 --------------

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MICHIGAN  3.5%
$   1,000   Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg.................        5.400%  11/15/18   $    1,008,960
    3,715   Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg.................        5.400   11/15/27        3,733,129
    2,540   Conner Creek Academy East Michpub Sch
            Academy Rev Rfdg..........................        5.000   11/01/26        2,485,847
    2,250   Conner Creek Academy East Michpub Sch
            Academy Rev Rfdg..........................        5.250   11/01/31        2,257,357
      765   Detroit, MI Loc Dev Fin Auth Tax Increment
            Sr Ser B (Acquired 09/08/97, Cost
            $765,000) (f).............................        6.700   05/01/21          781,287
    2,765   Detroit, MI Loc Dev Fin Auth Tax Increment
            Sub Ser C (Acquired 09/08/97, Cost
            $2,765,000) (f)...........................        6.850   05/01/21        2,823,590
   13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med
            Ctr Rfdg..................................        6.000   07/01/20       14,327,664
    1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego Mem
            Hosp Rfdg.................................        6.500   01/01/37        1,582,215
    1,590   Grand Blanc Academy, MI Ctf Pt............        7.750   02/01/30        1,643,806
    2,845   John Tollfree Hlth Sys Corp Rfdg..........        6.000   09/15/23        2,902,839
    3,000   Kalamazoo, MI Econ Dev Corp Rev Heritage
            Ser A (Prerefunded @ 05/15/10)............        7.250   05/15/25        3,298,200
    1,980   Kalamazoo, MI Econ Dev Corp Rev Oblig
            Heritage Cmnty Rfdg.......................        5.375   05/15/27        2,005,225
    2,200   Kalamazoo, MI Econ Dev Corp Rev Oblig
            Heritage Cmnty Rfdg.......................        5.500   05/15/36        2,235,178
    2,750   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.....................................        5.250   07/01/30        2,827,358
    1,500   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.....................................        6.250   07/01/40        1,661,700
    2,750   Kentwood, MI Econ Dev Ltd Oblig Holland
            Home Ser A................................        5.375   11/15/36        2,802,993
    4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
            Clemens Gen Hosp Ser B....................        5.750   11/15/25        4,445,373
    9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
            Clemens Gen Hosp Ser B....................        5.875   11/15/34       10,293,718
    2,390   Meridian, MI Econ Dev Corp Ltd Oblig Rev
            First Mtg Burcham Hills Rfdg Ser A........        7.500   07/01/13        2,442,747
    3,430   Meridian, MI Econ Dev Corp Ltd Oblig Rev
            First Mtg Burcham Hills Rfdg Ser A........        7.750   07/01/19        3,506,249
   37,880   Michigan St Hosp Fin Auth Rev Henry Ford
            Hlth Sys Rfdg (e).........................        5.250   11/15/46       39,209,209
    2,095   Michigan St Hosp Fin Auth Rev Hosp Cent MI
            Cmnty Hosp................................        6.250   10/01/27        2,129,693
    1,000   Michigan St Hosp Fin Auth Rev Hosp Holland
            Cmnty Hosp Ser A..........................        5.250   01/01/30        1,030,790

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   2,000   Michigan St Hosp Fin Auth Rev Hosp Holland
            Cmnty Hosp Ser A..........................        5.375%  01/01/34   $    2,076,740
    5,000   Michigan St Hosp Fin Auth Rev Hosp Oakwood
            Oblig Group Ser A.........................        5.750   04/01/32        5,331,700
    1,375   Michigan St Hosp Fin Auth Rev Hosp Pontiac
            Osteopathic Rfdg Ser A....................        6.000   02/01/14        1,375,550
    7,315   Michigan St Hosp Fin Auth Rev Hosp Pontiac
            Osteopathic Rfdg Ser A....................        6.000   02/01/24        7,318,072
    1,750   Michigan St Hosp Fin Auth Rev Presbyterian
            Vlg Rfdg..................................        5.500   11/15/35        1,810,760
    3,000   Michigan St Strategic Fd Ltd Detroit
            Edison Poll Ctl Rfdg Ser B (AMT)..........        5.650   09/01/29        3,133,770
    3,675   Michigan St Strategic Fd Solid Genesee Pwr
            Stad Proj Rfdg (AMT)......................        7.500   01/01/21        3,674,890
    4,500   Pontiac, MI Hosp Fin Auth Hosp Rev NOMC
            Oblig Group...............................        6.000   08/01/23        4,363,875
    3,000   Star Intl Academy MI Ctf Partn............        8.000   03/01/33        3,392,310
    6,500   Wenonah Pk Ppty Inc Bay City Hotel Rev
            Bd........................................        7.500   04/01/33        5,481,840
    3,485   Wenonah Pk Ppty Inc Bay City Hotel Rev Bd
            (a).......................................        7.875   04/01/22        2,941,932
                                                                                 --------------
                                                                                    152,336,566
                                                                                 --------------
            MINNESOTA  3.6%
    5,000   Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
            Ctr Proj (Prerefunded @ 02/01/11).........        7.750   02/01/31        5,628,100
    1,750   Albertville, MN Multi-Family Hsg Cottages
            Albertville Proj Ser A....................        6.750   09/01/29        1,789,042
    1,655   Buffalo, MN Hlth Care Rev Cent MN Sr Hsg
            Proj Rfdg Ser A...........................        5.375   09/01/26        1,666,850
    2,000   Buffalo, MN Hlth Care Rev Cent MN Sr Hsg
            Proj Rfdg Ser A...........................        5.500   09/01/33        2,014,960
    2,460   Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser A.................        6.000   10/01/28        2,469,742
    2,000   Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser B.................        6.000   10/01/33        2,006,500
    1,375   Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj (Prerefunded @
            04/01/10).................................        7.500   04/01/19        1,515,374
    2,250   Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj (Prerefunded @
            04/01/10).................................        7.750   04/01/29        2,499,480
    2,700   Carlton, MN Hlth & Hsg Inter Faith Care
            Ctr Proj Rfdg.............................        5.700   04/01/36        2,744,901
    3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr
            Ctzn Proj Rfdg............................        6.000   11/01/28        3,000,840

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   4,900   Dakota Cnty, MN Cmnty Dev Agy Multi-
            Family Hsg Rev Com Marice Proj Rfdg Ser
            A.........................................        5.000%  05/01/42   $    4,859,771
    2,355   Dakota Cnty, MN Cmnty Dev Agy Multi-
            Family Hsg Rev River Heights Assisted Rfdg
            Ser A.....................................        5.375   05/01/40        2,351,279
      840   Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B................................        6.000   08/01/24          858,362
    1,435   Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B................................        6.125   08/01/34        1,480,246
    2,500   Duluth, MN Econ Dev Auth Hlthcare Fac Rev
            Saint Luke's Hosp.........................        7.250   06/15/22        2,755,300
    5,630   Duluth, MN Econ Dev Auth Hlthcare Fac Rev
            Saint Luke's Hosp.........................        7.250   06/15/32        6,205,442
    1,000   Edina, MN Hlthcare Fac Rev VOA Care Ctr MN
            Proj Ser A................................        6.625   12/01/30        1,076,060
    3,885   Fridley, MN Sr Hsg Banfill Crossing Homes
            Proj......................................        6.750   09/01/34        3,829,716
    2,500   Glencoe, MN Hlthcare Fac Rev (Prerefunded
            @ 04/01/11)...............................        7.500   04/01/31        2,805,225
    1,900   Inver Grove Heights, MN Presbyterian Homes
            Care Rfdg.................................        5.375   10/01/26        1,911,286
    1,000   Inver Grove Heights, MN Presbyterian Homes
            Care Rfdg.................................        5.500   10/01/41        1,006,930
    3,000   Lake Crystal, MN Hsg Rev Ecumen Second
            Centy Rfdg................................        5.700   09/01/36        3,051,330
      555   Lake Crystal, MN Hsg Rev Ecumen Second
            Centy Rfdg Ser A..........................        5.550   09/01/26          565,018
      625   Marshall, MN Med Ctr Gross Rev Weiner Mem
            Med Ctr Proj Ser A........................        6.000   11/01/28          678,531
    2,165   Minneapolis, MN Hsg Rev Keeler Apts Proj
            Rfdg Ser A................................        5.000   10/01/37        2,126,701
      340   Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)....................        7.250   11/01/16          345,273
    1,320   Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)....................        7.625   11/01/27        1,342,625
    2,050   Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A................................        5.875   11/15/18        2,068,696
    4,950   Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A................................        6.000   11/15/28        5,022,121
      800   Minneapolis & Saint Paul, MN Hsg & Redev
            Auth Hlthcare Hlth Partn Oblig Grp Proj...        5.875   12/01/29          858,376
      900   Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A...........        5.500   08/01/23          907,542
      875   Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A...........        5.750   02/01/30          891,205

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   1,060   Minnesota Agric & Econ Dev Evangelical....        6.625%  08/01/25   $    1,144,281
      940   Minnesota Agric & Econ Dev Evangelical
            (Prerefunded @ 08/01/10)..................        6.625   08/01/25        1,032,336
    3,500   Moorhead, MN Sr Hsg Rev Sheyenne Crossing
            Proj......................................        5.650   04/01/41        3,539,235
      875   New Ulm, MN Econ Dev Auth Hadc Ridgeway
            Proj Rfdg Ser A (GTY AGMT)................        5.750   06/01/28          890,619
    2,150   New Ulm, MN Econ Dev Auth Hadc Ridgeway
            Proj Rfdg Ser A (GTY AGMT)................        6.000   06/01/41        2,192,764
    2,500   Northwest, MN Multi-Cnty Pooled Hsg Prog
            Rfdg Ser A................................        6.250   07/01/40        2,551,425
    2,000   Oakdale, MN Rev Sr Hsg Oak Meadows Proj
            Rfdg......................................        6.250   04/01/34        2,086,180
    6,300   Oronoco, MN Multi-Family Hsg Rev Wedum
            Shorewood Campus Proj Rfdg................        5.400   06/01/41        6,285,384
    4,700   Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt
            Ser A.....................................        5.400   11/01/41        4,681,529
    1,425   Ramsey, MN Lease Rev Pact Charter Sch Proj
            Ser A.....................................        6.750   12/01/33        1,529,723
    2,000   Saint Cloud, MN Hsg & Redev Auth Sterling
            Heights Apts Proj (AMT)...................        7.450   10/01/32        2,091,480
    4,000   Saint Paul, MN Hsg & Redev Auth Cmnty
            Peace Academy Proj Ser A..................        5.000   12/01/36        4,065,080
    2,420   Saint Paul, MN Hsg & Redev Auth Higher
            Ground Academy Rfdg Ser A.................        6.875   12/01/33        2,592,546
    2,415   Saint Paul, MN Hsg & Redev Auth Hope Cmnty
            Academy Proj Ser A........................        6.750   12/01/33        2,583,712
    3,500   Saint Paul, MN Hsg & Redev Auth Lease Rev
            New Spirit Schs Proj Ser A................        7.500   12/01/31        3,785,740
    1,600   Saint Paul, MN Hsg & Redev Auth LSE Rev
            Achieve Language Academy Rfdg Ser A.......        7.000   12/01/32        1,710,672
    4,035   Saint Paul, MN Hsg & Redev Auth Model
            Cities Hlth Ctr Ser A (a).................        7.250   11/01/26        4,247,039
    2,000   Saint Paul, MN Hsg & Redev Auth Rossy &
            Richard Shaller Ser A.....................        5.250   10/01/42        2,016,520
    2,000   Saint Paul, MN Hsg & Redev Cmnty of Peace
            Academy Proj Ser A (Prerefunded @
            12/01/10).................................        7.875   12/01/30        2,283,840
    7,000   Saint Paul, MN Port Auth Hotel Fac Rev
            Radisson Kellogg Proj Rfdg Ser 2
            (Prerefunded @ 08/01/08)..................        7.375   08/01/29        7,487,200
    1,700   Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser A...........        5.750   05/01/25        1,758,854
    1,000   Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser B...........        6.000   05/01/30        1,033,630

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   4,000   Vadnais Heights, MN Lease Rev Agric & Food
            Sciences Ser A............................        6.600%  12/01/34   $    4,069,080
    4,695   Vadnais Heights, MN Multi-Family Rev Hsg
            Cottages Vadnais Heights Rfdg (AMT).......        7.000   12/01/31        4,950,784
    1,650   Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A...................        5.850   09/01/24        1,666,005
    4,500   Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A...................        5.875   09/01/29        4,537,170
    4,775   Washington Cnty, MN Hsg & Redev Auth Hosp
            Fac Rev Hltheast Proj.....................        5.500   11/15/27        4,862,860
    1,450   Winona, MN Hlthcare Winona Hlth Ser A.....        6.000   07/01/34        1,564,376
                                                                                 --------------
                                                                                    155,572,888
                                                                                 --------------
            MISSISSIPPI  0.7%
    1,000   Mississippi Bus Fin Corp (AMT)............        7.250   07/01/34        1,095,210
    5,585   Mississippi Bus Fin Corp Sys Energy Res
            Inc Proj..................................        5.875   04/01/22        5,642,191
    5,350   Mississippi Dev Bank Spl Oblig Diamond
            Lakes Util Rfdg Ser A.....................        6.250   12/01/17        5,408,636
    4,600   Mississippi Home Corp Rev Cleveland
            Personal Care Ser 6A (AMT) (a)............        6.250   12/01/35        4,560,716
    4,000   Mississippi Home Corp Rev Grove Apts Proj
            Ser 1 (AMT)...............................        6.250   04/01/37        4,078,360
    1,000   Mississippi Hosp Equip & Fac Auth Rev Impt
            Hosp S W MS Med Rfdg......................        5.750   04/01/23        1,042,590
    2,000   Mississippi Hosp Equip & Fac Auth Rev Impt
            Hosp S W MS Med Rfdg......................        5.750   04/01/29        2,091,060
    1,000   Mississippi Hosp Equip & Fac & Impt Hosp
            South Cent Rfdg...........................        5.250   12/01/26        1,032,850
    3,615   Mississippi Hosp Equip & Fac & Impt Hosp
            South Cent Rfdg...........................        5.250   12/01/31        3,725,438
                                                                                 --------------
                                                                                     28,677,051
                                                                                 --------------
            MISSOURI  2.4%
    1,000   370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist..................................        7.000   05/01/22        1,103,710
    4,750   370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist..................................        7.200   05/01/33        5,255,447
    3,600   Ballwin, MO Tax Increment Rev Impt Ballwin
            Town Ctr Rfdg Ser A.......................        6.500   10/01/22        3,764,160
    3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev
            Sarah Cmnty Proj..........................        5.900   05/01/28        3,029,310
      245   Cape Girardeau Cnty, MO Indl Southeast MO
            Hosp Assoc................................        5.750   06/01/32          257,179
    1,255   Cape Girardeau Cnty, MO Indl Southeast MO
            Hosp Assoc (Prerefunded @ 06/01/12).......        5.750   06/01/32        1,339,286
    1,500   Carthage, MO Hosp Rev.....................        5.875   04/01/30        1,534,065
    5,755   Carthage, MO Hosp Rev.....................        6.000   04/01/38        5,907,105

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$   3,000   Chesterfield, MO Indl Dev Auth Sr Living
            Fac Rev Willows at Brooking Pk Proj Ser
            A.........................................        6.625%  12/01/31   $    3,088,830
    3,285   Dardenne Town Square, MO Trans Dev Dist
            Sales Tax Ser A...........................        5.000   05/01/36        3,228,137
    2,390   Ellisville, MO Indl Dev Auth Indl Dev Rev
            Gambrill Gardens Phase I Proj Ser A (a)...        6.750   04/01/33        2,537,869
    2,755   Ellisville, MO Indl Dev Auth Rev Gambrill
            Gardens Proj Impt & Rfdg..................        6.200   06/01/29        2,792,523
      965   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/11).................................        7.000   10/01/21        1,091,097
    3,640   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/12).................................        6.125   10/01/21        4,023,583
    1,300   Ferguson, MO Tax Increment Rev Crossings
            at Halls Ferry Proj.......................        5.000   04/01/17        1,278,615
    3,610   Good Shepard Nursing Home Dist MO Nursing
            Home Fac Rev Rfdg.........................        5.900   08/15/23        3,678,121
    1,500   Joplin, MO Indl Dev Auth Hlth Freeman Hlth
            Sys Proj..................................        5.750   02/15/35        1,627,275
    3,000   Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A......................        6.250   01/01/24        3,158,700
    4,000   Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A......................        6.500   01/01/35        4,234,920
      479   Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Brentwood Manor Apt Proj Ser A
            (AMT) (a).................................        6.950   04/15/15          512,626
    1,472   Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Brentwood Manor Apt Proj Ser B
            (AMT).....................................        7.250   10/15/38        1,527,553
      280   Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Walnut Grove Apt Proj Ser B
            (AMT).....................................        7.550   06/15/12          303,223
      990   Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
            (a).......................................        7.550   06/15/22        1,069,645
    3,430   Kansas City, MO Indl Dev Auth Multi-Family
            Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
            (a).......................................        7.550   06/15/35        3,693,287
    2,000   Kansas City, MO Indl Dev Plaza Lib Proj...        5.900   03/01/24        2,018,160
      958   Kansas City, MO Multi-Family Hsg Rev
            Northwoods Apts Proj Ser A (AMT)..........        6.450   05/01/40        1,013,382
    1,000   Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A........................        5.500   12/01/24        1,054,570
    1,500   Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A........................        5.625   12/01/28        1,593,900

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$   5,000   Nevada, MO Hosp Rev Nevada Regl Med Ctr
            (Prerefunded @ 10/01/11)..................        6.750%  10/01/31   $    5,580,700
    3,310   Osage Beach, MO Tax Increment Prewitts
            Point Proj................................        6.750   05/01/23        3,540,972
    3,000   Perry Cnty, MO Nursing Home Rev Rfdg......        5.900   03/01/28        3,025,830
    5,500   Saint Joseph, MO Indl Dev Auth Hlthcare
            Rev Living Cmnty Saint Joseph Proj........        7.000   08/15/32        5,563,580
    1,000   Saint Joseph, MO Indl Dev Auth Shoppers
            North Vlg Proj Ser A......................        5.375   11/01/24        1,011,530
    8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth
            Fac Rev Ranken Jordan Proj Ser A
            (Prerefunded @ 11/15/13)..................        6.625   11/15/35        9,113,520
      790   Saint Louis, MO Tax Increment Rev Scullin
            Redev Area Ser A..........................       10.000   08/01/10          858,019
    3,135   Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
            (Acquired 01/12/99, Cost $3,074,752)
            (f).......................................        6.500   12/01/28        3,220,272
    5,600   Valley Pk, MO Indl Dev Auth Sr Hsg Rev
            Cape Albeon Proj..........................        6.150   12/01/33        5,752,208
                                                                                 --------------
                                                                                    103,382,909
                                                                                 --------------
            NEVADA  1.4%
    3,000   Boulder City, NV Hosp Rev Boulder City
            Hosp Inc Proj Rfdg........................        5.850   01/01/22        3,027,240
    5,495   Clark Cnty, NV Assisted Living Homestead
            Boulder City Proj (a).....................        6.500   12/01/27        5,647,926
    1,990   Clark Cnty, NV Impt Dist Spl Impt Dist No-
            142 Loc Impt..............................        6.100   08/01/18        2,053,063
    2,740   Clark Cnty, NV Impt Dist Spl Impt Dist No-
            142 Loc Impt..............................        6.375   08/01/23        2,827,515
    2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
            Rfdg Ser B (AMT)..........................        5.900   10/01/30        2,500,025
   11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
            Rfdg Ser C................................        5.500   10/01/30       11,106,187
   14,980   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Rfdg Ser B (FGIC Insd) (AMT)
            (e).......................................        5.000   12/01/33       15,413,971
    5,600   Director St, NV Dept Business & Ind Las
            Vegas Monorail Proj Second Tier...........        7.375   01/01/40        5,871,992
      925   Henderson, NV Loc Impt Dist No T 13 Ser
            A.........................................        6.800   03/01/22          956,681
    3,560   Henderson, NV Loc Impt Dist No T 13 Ser
            B.........................................        6.900   03/01/22        3,682,784
    1,375   Las Vegas, NV Loc Impt Bds Spl Impt Dist
            No 607....................................        6.250   06/01/24        1,424,005

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEVADA (CONTINUED)
$     495   Las Vegas, NV Spl Impt Dist No Elkhorn
            Springs...................................        8.000%  09/15/13   $      499,688
    4,595   Reno, NV Spl Assmt Dist No 4 Somersett
            Pkwy......................................        6.625   12/01/22        4,739,559
                                                                                 --------------
                                                                                     59,750,636
                                                                                 --------------
            NEW HAMPSHIRE  0.9%
    4,845   New Hampshire Higher Ed & Hlth Fac Auth
            Rev Daniel Webster College Issue..........        6.300   07/01/29        4,967,869
    2,000   New Hampshire Higher Ed & Hlth Fac Auth
            Rev First Mtg Odd Fellows Home Rfdg.......        9.000   06/01/14        2,165,600
    4,000   New Hampshire Higher Ed & Hlth Fac Auth
            Rev New England College (a)...............        6.125   03/01/19        4,149,560
    1,500   New Hampshire Higher Ed & Hlth Hosp
            Littleton Hosp Assn Ser A.................        5.900   05/01/18        1,546,290
    1,250   New Hampshire Higher Ed & Hlth Hosp
            Littleton Hosp Assn Ser A.................        6.000   05/01/28        1,280,062
    6,220   New Hampshire Hlth & Ed Fac Auth Rev
            Daniel Webster College Issue..............        7.500   07/01/31        6,566,765
    1,035   New Hampshire Hlth & Ed Fac Auth Rev
            Havenwood-Heritage Heights Ser A..........        5.350   01/01/26        1,045,878
      750   New Hampshire Hlth & Ed Fac Auth Rev
            Havenwood-Heritage Heights Ser A..........        5.400   01/01/30          756,420
    1,735   New Hampshire Hlth & Ed Fac Auth Rev
            Hlthcare Sys Covenant Hlth................        5.500   07/01/34        1,823,069
    1,570   New Hampshire Hlth & Ed Fac Auth Rev
            Huntington at Nashua Ser A................        6.875   05/01/23        1,709,871
    4,600   New Hampshire Hlth & Ed Fac Auth Rev
            Huntington at Nashua Ser A................        6.875   05/01/33        5,001,488
    1,055   New Hampshire Hlth & Ed Fac Speare Mem
            Hosp......................................        5.500   07/01/25        1,085,785
    1,150   New Hampshire Hlth & Ed Fac Speare Mem
            Hosp......................................        5.875   07/01/34        1,207,213
    2,385   New Hampshire St Business Fin Auth Elec
            Fac Rev Plymouth Cogeneration (AMT)
            (Acquired 06/29/93, Cost $2,333,981)
            (f).......................................        7.750   06/01/14        2,439,187
    3,000   New Hampshire St Business Fin Auth Rev
            Alice Peck Day Hlth Sys Rfdg Ser A
            (Prerefunded @ 10/01/09)..................        7.000   10/01/29        3,163,500
       90   New Hampshire St Hsg Fin Auth Single
            Family Rev Mtg Acquisition Ser G (AMT)....        6.300   01/01/26           90,088
      165   New Hampshire St Hsg Fin Auth Single
            Family Rev Ser D (AMT)....................        5.900   07/01/28          168,201
                                                                                 --------------
                                                                                     39,166,846
                                                                                 --------------

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW JERSEY  4.1%
$   2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare
            Redev Cooper Hlth Ser A...................        5.750%  02/15/34   $    2,137,660
    6,000   New Jersey Econ Dev Auth Cedar Crest Vlg
            Inc Fac Ser A (Prerefunded @ 11/15/11)....        7.250   11/15/21        6,829,560
    3,450   New Jersey Econ Dev Auth Econ Dev Rev Utd
            Methodist Homes Ser A.....................        6.125   07/01/23        3,701,746
    5,800   New Jersey Econ Dev Auth Econ Dev Rev Utd
            Methodist Homes Ser A.....................        6.250   07/01/33        6,304,020
    2,355   New Jersey Econ Dev Auth First Mtg
            Franciscan Oaks Proj......................        5.750   10/01/23        2,398,238
      600   New Jersey Econ Dev Auth First Mtg
            Hamilton Continuing Care Ser A............        8.350   11/01/30          646,176
    1,500   New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A........................        6.250   11/01/20        1,572,000
    1,500   New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A........................        6.375   11/01/31        1,588,725
    6,000   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            04/01/11).................................        7.750   04/01/33        6,838,440
    1,250   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            04/01/11).................................        8.000   04/01/23        1,435,612
    3,500   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            04/01/11).................................        8.000   04/01/31        4,019,715
    2,000   New Jersey Econ Dev Auth Retirement Cmnty
            Rev Seabrook Vlg Inc Ser A (Prerefunded @
            11/15/10).................................        8.250   11/15/30        2,287,080
    1,000   New Jersey Econ Dev Auth Retirement Cmnty
            Rev Ser A (Prerefunded @ 11/15/08)........        8.125   11/15/18        1,056,160
    1,000   New Jersey Econ Dev Auth Retirement Cmnty
            Rev Ser A (Prerefunded @ 11/15/10)........        8.000   11/15/15        1,136,070
    1,440   New Jersey Econ Dev Auth Retirement Cmnty
            Rev Ser A (Prerefunded @ 11/15/10)........        8.125   11/15/23        1,641,298
    4,000   New Jersey Econ Dev Auth Rev Cig Tax......        5.750   06/15/29        4,300,720
      975   New Jersey Econ Dev Auth Rev First Mtg
            Millhouse Proj Ser A (b)..................        8.250   04/01/10          376,925
    2,060   New Jersey Econ Dev Auth Rev First Mtg
            Millhouse Proj Ser A (b)..................        8.500   04/01/16        1,075,093
      785   New Jersey Econ Dev Auth Rev Kullman Assoc
            LLC Proj Ser A (AMT)......................        6.750   07/01/19          739,690
    1,380   New Jersey Econ Dev Auth Rev Kullman Assoc
            LLC Proj Ser A (AMT)......................        6.125   06/01/18        1,300,926
    2,500   New Jersey Econ Dev Auth Rev Sr Living Fac
            Esplanade Bear (AMT)......................        7.000   06/01/39        1,856,650

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$   1,250   New Jersey Econ Dev Auth Seabrook Vlg Inc
            Fac Rfdg..................................        5.250%  11/15/26   $    1,268,575
    2,000   New Jersey Econ Dev Auth Seabrook Vlg Inc
            Fac Rfdg..................................        5.250   11/15/36        2,025,220
    4,895   New Jersey Econ Dev Auth Sr Mtg Arbor Ser
            A.........................................        6.000   05/15/28        5,042,046
    4,000   New Jersey Econ Dev Auth Utd Methodist
            Homes NJ Oblig............................        5.750   07/01/29        4,086,280
   23,000   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec St Barnabas Hlth Ser B.............          *     07/01/35        5,108,530
   19,800   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec St Barnabas Hlth Ser B.............          *     07/01/36        4,156,614
   18,400   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec St Barnabas Hlth Ser B.............          *     07/01/37        3,650,008
    1,500   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A..................        5.000   07/01/26        1,518,360
    3,000   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A..................        5.375   07/01/33        3,098,730
    4,385   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A..................        5.750   07/01/23        4,655,730
    1,320   New Jersey Hlthcare Fac Fin Auth Rev Care
            Inst Inc Cherry Hill Proj (a).............        7.750   07/01/10        1,343,866
    1,000   New Jersey Hlthcare Fac Fin Auth Rev
            Palisades Med Ctr NY Hlthcare.............        6.625   07/01/31        1,101,370
    1,025   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn.....................        6.000   07/01/13          922,203
    1,200   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn.....................        6.500   07/01/23        1,078,128
    7,000   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn.....................        6.625   07/01/36        6,285,510
    1,305   New Jersey Hlthcare Fac Fin Auth Rev
            Raritan Bay Med Ctr Issue Rfdg............        7.250   07/01/14        1,345,024
    2,135   New Jersey Hlthcare Fac Fin Auth Rev South
            Jersey Hosp (Prerefunded @ 07/01/12)......        6.000   07/01/32        2,329,071
    6,500   New Jersey Hlthcare Fac Fin Auth Rev St
            Barnabas Hlthcare Sys Ser A...............        5.000   07/01/29        6,551,415
    1,000   New Jersey Hlthcare Fac Fin Inst Inc
            Cherry Hill Proj..........................        8.000   07/01/27        1,018,980
    3,450   New Jersey St Ed Fac Auth Rev Felician
            College of Lodi Ser D (Acquired 11/07/97,
            Cost $3,450,000) (f)......................        7.375   11/01/22        3,563,471
   10,000   New Jersey St Ed Fac Auth Rev Princeton
            Univ Ser D (e)............................        5.000   07/01/26       10,684,350
   10,000   New Jersey St Ed Fac Auth Rev Princeton
            Univ Ser D (e)............................        5.000   07/01/27       10,684,350
    5,000   Tobacco Settlement Fin Corp NJ Ser 1A.....        4.750   06/01/34        4,720,500

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$  11,430   Tobacco Settlement Fin Corp NJ Ser 1A.....        5.000%  06/01/41   $   11,170,539
   30,000   Tobacco Settlement Fin Corp NJ Ser 1A
            (e).......................................        5.000   06/01/41       29,319,200
                                                                                 --------------
                                                                                    179,970,574
                                                                                 --------------
            NEW MEXICO  0.8%
    6,855   Albuquerque, NM Retirement Fac Rev La Vida
            Llena Proj Rfdg Ser B.....................        6.600   12/15/28        7,126,664
    1,435   Bernalillo Cnty, NM Multi-Family Hsg Sr
            Solar Villas Apt Ser F....................        7.250   10/15/22        1,487,952
    1,495   Cabezon Pub Impt Dist NM..................        6.300   09/01/34        1,582,188
    3,000   Farmington, NM Pollutn Ctl Rev Pub Svc Co
            NM Proj Ser A (AMT).......................        6.600   10/01/29        3,196,410
    3,774   New Mexico Hsg Auth Region lll Sr
            Brentwood Gardens Apt Ser A (AMT).........        6.850   12/01/31        4,067,315
    2,285   New Mexico Regl Hsg Auth Hsg Wildewood Apt
            Proj Sr Ser A (a).........................        7.500   12/01/30        2,467,640
    2,675   RHA Hsg Dev Corp NM Multi-Family Rev Mtg
            Woodleaf Apt Proj Rfdg Ser A (GNMA
            Collateralized)...........................        7.125   12/15/27        2,718,121
    3,320   San Juan Cnty, NM Multi-Family Hsg Apple
            Ridge Apts Sr Ser A (AMT) (a).............        7.250   12/01/31        3,565,746
    3,250   Santa Fe Cnty, NM Proj Rev El Castillo
            Retirement Ser A..........................        5.625   05/15/25        3,277,138
    3,000   Santa Fe, NM Edl Fac Rev Impt College of
            Santa Fe Proj (Prerefunded @ 10/01/14)....        5.750   10/01/28        3,339,720
      750   Ventana West Pub Impt Dist NM.............        6.875   08/01/33          808,260
                                                                                 --------------
                                                                                     33,637,154
                                                                                 --------------
            NEW YORK  8.4%
    2,325   Amherst, NY Indl Dev Agy Sharry Zedek Proj
            Rfdg Ser A................................        7.000   06/15/36        2,488,215
    1,935   Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
            Allen Proj Ser A (Prerefunded @
            06/01/09).................................        6.875   06/01/39        2,087,226
      700   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (j).........................        7.750   11/15/10          750,519
    3,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (Prerefunded @ 11/15/10)....        8.125   11/15/20        3,400,680
    1,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (Prerefunded @ 11/15/10)....        8.250   11/15/30        1,137,300
    4,760   Brookhaven, NY Indl Dev Agy Sr Residential
            Hsg Rev Woodcrest Estates Fac Ser A
            (AMT).....................................        6.375   12/01/37        4,907,750
    1,340   Brookhaven, NY Indl Dev Agy Sr Woodcrest
            Estates Fac Ser A (AMT)...................        6.250   12/01/23        1,383,416
      175   Castle Rest Residential Hlthcare Fac NY
            Rev Hlthcare Fac Ser B (a)................        8.000   08/01/10          175,079
    3,330   Dutchess Cnty, NY Indl Dev Agy Saint
            Francis Hosp Rfdg Ser A...................        7.500   03/01/29        3,690,839

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$   1,000   Erie Cnty, NY Indl Dev Agy Rev Orchard Pk
            CCRC Inc Proj Ser A.......................        6.000%  11/15/36   $    1,060,660
   15,000   Metropolitan Transn Auth NY Dedicated Tax
            Fd Ser A (FSA Insd) (e)...................        5.250   11/15/24       15,940,800
    2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
            Cloverwood Sr Living Ser A................        6.750   05/01/23        1,986,380
    5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
            Cloverwood Sr Living Ser A................        6.875   05/01/33        4,972,650
      760   Monroe Cnty, NY Indl Dev Agy Woodland Vlg
            Proj (Prerefunded @ 11/15/10).............        8.000   11/15/15          849,057
    1,570   Monroe Cnty, NY Indl Dev Agy Woodland Vlg
            Proj (Prerefunded @ 11/15/10).............        8.550   11/15/32        1,824,748
    1,000   Mount Vernon, NY Indl Dev Agy Civic Fac
            Rev.......................................        6.200   06/01/29        1,033,510
   30,000   Nassau Cnty, NY Tob Settlement Cap Apprec
            Second Sub Ser C..........................          *     06/01/46        3,070,500
  160,000   Nassau Cnty, NY Tob Settlement Cap Apprec
            Third Ser D...............................          *     06/01/60        5,792,000
    1,870   Newark-Wayne Cmnty Hosp Inc NY Hosp Ser
            A.........................................        7.600   09/01/15        1,872,674
    3,205   New York City Indl Dev Agy Civic Fac Rev
            Cmnty Res Developmentally Disabled........        7.500   08/01/26        3,274,388
    4,535   New York City Indl Dev Agy Civic Fac Rev
            Ctr For Nursing...........................        5.375   08/01/27        4,607,469
    3,375   New York City Indl Dev Agy Civic Fac Rev
            Our Lady of Mercy Med Ctr Pkg Corp Proj...        8.500   12/30/22        2,971,721
    3,000   New York City Indl Dev Agy Civic Fac Rev
            Psch Inc Proj.............................        6.375   07/01/33        3,207,660
    2,650   New York City Indl Dev Agy Civic Fac Rev
            Spl Place Inc Proj Ser A..................        7.000   01/01/33        2,828,239
    5,235   New York City Indl Dev Agy Civic Fac Rev
            Touro College Proj Ser A (Acquired
            06/29/99, 06/06/01, and 07/22/02, Cost
            $4,882,172) (f)...........................        6.350   06/01/29        5,511,774
    5,000   New York City Indl Dev Agy Lycee Francais
            De NY Ser C...............................        6.800   06/01/28        5,470,050
   19,050   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Proj......................        6.750   03/01/15       20,290,536
   41,900   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A.....................        6.250   03/01/15       44,243,467
   12,000   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A.....................        6.500   03/01/35       12,700,080
      315   New York City Indl Dev Agy Rev Lycee
            Francais De NY Proj Ser A (ACA Insd)......        5.375   06/01/23          329,235
    7,500   New York City Indl Dev Agy Rev Visy Paper
            Inc Proj (AMT)............................        7.950   01/01/28        7,596,900

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  10,000   New York City Muni Wtr Fin Auth Wtr & Swr
            Sys Rev Ser A (e).........................        5.000%  06/15/35   $   10,333,750
   45,000   New York City Trans Fin Auth Ser C (e)....        5.000   02/01/33       46,666,125
    2,500   New York Liberty Dev Corp Rev Natl Sports
            Museum Proj Ser A (Acquired 08/07/06, Cost
            $2,500,000) (f)...........................        6.125   02/15/19        2,620,975
   10,000   New York St Dorm Auth Rev NYU Hosp Ctr Ser
            A.........................................        5.000   07/01/36       10,074,400
    2,500   New York St Dorm Auth Rev Winthrop South
            Nassau Univ...............................        5.500   07/01/23        2,614,725
    5,195   New York St Dorm Auth Rev Winthrop South
            Nassau Univ...............................        5.750   07/01/28        5,554,130
    4,000   New York St Dorm Auth Rev Winthrop Univ
            Hosp Assn Ser A...........................        5.500   07/01/23        4,183,560
    1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser A.................        5.875   12/01/29        1,277,175
    1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser B.................        6.000   12/01/19        1,559,809
      100   Onondaga Cnty, NY Indl Dev Agy Civic Fac
            Rev Iroquois Nursing Home Ser B (FHA Gtd)
            (a).......................................        7.000   02/01/09          100,074
    4,000   Orange Cnty, NY Indl Dev Agy Arden Hill
            Life Care Ctr Proj Ser A..................        7.000   08/01/31        4,247,200
      225   Oswego Cnty, NY Indl Dev Agy Civic Fac Rev
            Sub St Luke Residential Hlth Ser B (a)....        7.000   02/01/12          231,737
    2,200   Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
            Living Proj (AMT).........................        6.375   10/01/28        2,204,642
   23,480   Port Auth NY & NJ (e).....................        5.000   10/01/25       24,413,330
   12,460   Port Auth NY & NJ (MBIA Insd) (e).........        5.250   11/01/17       13,370,141
    7,160   Port Auth NY & NJ (MBIA Insd) (e).........        5.250   11/01/18        7,660,699
    5,075   Rockland Cnty, NY Indl Dev Agy Civic Fac
            Rev Dominican College Proj (Prerefunded @
            05/01/08) (Acquired 06/30/98, 01/28/00,
            and 11/13/00, Cost $4,656,737) (f)........        6.250   05/01/28        5,274,701
    2,235   Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
            Highpointe at Malta Proj Ser A
            (Prerefunded @ 06/01/09)..................        6.875   06/01/39        2,427,210
    1,000   Suffolk Cnty, NY Gurwin Jewish Phase II...        6.700   05/01/39        1,090,590
    1,000   Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A.....        8.000   10/01/20        1,102,080
    2,000   Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A.....        8.000   10/01/30        2,197,680
    6,350   Suffolk Cnty, NY Indl Dev Agy Eastn Long
            Is Hosp Assoc Ser A.......................        7.750   01/01/22        6,827,520
    2,820   Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
            Spellman High Voltage Fac Ser A (AMT).....        6.375   12/01/17        2,846,480

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$   4,000   Suffolk Cnty, NY Indl Dev Agy Medford
            Hamlet Asstd Living Proj (AMT)............        6.375%  01/01/39   $    4,094,920
    4,480   Sullivan Cnty, NY Indl Dev Agy Civic Fac
            Rev Hebrew Academy Spl Children (a).......        7.500   06/01/32        4,831,725
       60   Syracuse, NY Hsg Auth Rev Sub Proj Loretto
            Rest Ser B................................        7.500   08/01/10           61,117
    1,350   Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.........................        7.375   03/01/21        1,443,825
    2,325   Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.........................        7.375   03/01/31        2,479,264
    1,000   Ulster Cnty, NY Indl Dev Agy Benedictine
            Hosp Proj Ser A (Prerefunded @
            06/01/09).................................        6.400   06/01/14        1,047,750
      220   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
            Benedictine Hosp Proj Ser A (j)...........        6.250   06/01/08          222,301
    3,895   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
            Benedictine Hosp Proj Ser A (Prerefunded @
            06/01/09).................................        6.450   06/01/24        4,111,757
    3,750   Utica, NY Indl Dev Agy Civic Fac Rev Utica
            College Civic Fac.........................        6.850   12/01/31        4,066,763
    5,000   Westchester Cnty, NY Indl Dev Agy Mtg
            Kendal on Hudson Proj Ser A...............        6.375   01/01/24        5,341,100
    5,000   Westchester Cnty, NY Indl Dev Agy Mtg
            Kendal on Hudson Proj Ser A...............        6.500   01/01/34        5,349,400
    2,000   Westchester Cnty, NY Indl Dev Hebrew Hosp
            Sr Hsg Inc Ser A..........................        7.375   07/01/30        2,141,740
                                                                                 --------------
                                                                                    365,525,917
                                                                                 --------------
            NORTH CAROLINA  1.0%
    1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl
            Fin Auth Intl Paper Co Proj Ser A (AMT)...        5.900   09/01/25        1,053,120
    1,000   North Carolina Med Care Commn First Mtg
            Arbor Acres Cmnty Proj (Prerefunded @
            03/01/12).................................        6.250   03/01/27        1,094,000
    7,050   North Carolina Med Care Commn First Mtg
            Baptist Retirement Ser A..................        6.400   10/01/31        7,453,330
    3,000   North Carolina Med Care Commn First Mtg
            Forest at Duke Proj.......................        6.375   09/01/32        3,191,670
    2,000   North Carolina Med Care Commn First Mtg
            Presbyterian Homes........................        5.500   10/01/31        2,079,760
    2,000   North Carolina Med Care Commn First Mtg
            Presbyterian Homes........................        5.600   10/01/36        2,091,520
    2,500   North Carolina Med Care Commn First Mtg
            Presbyterian Homes Proj (Prerefunded @
            10/01/10).................................        7.000   10/01/31        2,764,750
    2,500   North Carolina Med Care Commn First Mtg
            Salemtowne Proj (Prerefunded @ 04/01/11)..        6.625   04/01/31        2,733,275

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            NORTH CAROLINA (CONTINUED)
$   1,100   North Carolina Med Care Commn First Mtg
            Salemtowne Proj Rfdg......................        5.100%  10/01/30   $    1,101,617
    1,850   North Carolina Med Care Commn First Mtg
            Salemtowne Rfdg...........................        5.000   10/01/23        1,873,291
    1,200   North Carolina Med Care Commn First Mtg
            Utd Methodist Homes (Prerefunded @
            10/01/09).................................        7.000   10/01/17        1,287,096
    1,250   North Carolina Med Care Commn First Mtg
            Utd Methodist Homes (Prerefunded @
            10/01/09).................................        7.250   10/01/32        1,347,313
    9,500   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Givens Estates Proj Ser
            A (Prerefunded @ 7/01/13).................        6.500   07/01/32       10,831,710
    3,500   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Vlg Brookwood Rfdg......        5.250   01/01/32        3,481,170
                                                                                 --------------
                                                                                     42,383,622
                                                                                 --------------
            NORTH DAKOTA  0.6%
    2,610   Devils Lake, ND Hlthcare Fac Rev & Impt Lk
            Reg Lutheran Rfdg.........................        6.100   10/01/23        2,257,833
      495   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT).................        7.250   09/01/21          515,310
      765   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT).................        7.400   09/01/26          798,010
    2,120   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT).................        7.600   09/01/31        2,223,880
    1,165   Grand Forks, ND Nursing Fac Vly Homes &
            Svc Proj (a)..............................        5.450   11/01/31        1,172,491
    1,000   Grand Forks, ND Nursing Fac Vly Homes &
            Svc Proj Ser A............................        6.250   11/01/29        1,035,850
    1,545   Grand Forks, ND Sr Hsg Rev 4000 Vly Square
            Proj Rfdg.................................        5.200   12/01/26        1,555,552
    2,400   Grand Forks, ND Sr Hsg Rev 4000 Vly Square
            Proj Rfdg.................................        5.300   12/01/34        2,413,056
    4,000   Grand Forks, ND Sr Hsg Rev Spl Term 4000
            Vly Square Proj (Prerefunded @
            12/01/07).................................        6.250   12/01/34        4,042,360
    1,835   Grand Forks, ND Sr Hsg Rev Spl Term 4000
            Vly Square Proj (Prerefunded @
            12/01/07).................................        6.375   12/01/34        1,854,396
      645   Lincoln, ND Muni Indl Dev Act Mo Slope
            Lutheran Care Ctr Proj....................        5.250   11/01/26          647,148
    2,840   Lincoln, ND Muni Indl Dev Act Mo Slope
            Lutheran Care Ctr Proj....................        5.350   11/01/41        2,847,696
    4,150   Traill Cnty, ND Hlthcare Rev Hillsboro Med
            Ctr.......................................        5.500   05/01/42        4,115,389
                                                                                 --------------
                                                                                     25,478,971
                                                                                 --------------

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            OHIO  1.6%
$  10,255   Adams Cnty Hosp Fac Impt Rev Adams Cnty
            Hosp Proj.................................        6.500%  09/01/36   $   10,616,694
    1,500   Akron Bath Copley, OH St Twp Hosp Dist Rev
            Summa Hosp Ser A..........................        5.375   11/15/24        1,526,175
    4,000   Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Rfdg Ser A..................        6.900   11/15/23        4,332,280
    7,650   Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Rfdg Ser A..................        7.125   11/15/33        8,338,347
    5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
            Increment Proj............................        7.350   12/01/31        5,487,000
    2,500   Cuyahoga Cnty, OH Hlthcare Fac Franciscan
            Cnty OH Inc Proj Ser C....................        6.250   05/15/32        2,545,300
    3,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj......................................        7.500   01/01/30        3,270,180
    4,000   Dayton, OH Spl Fac Rev Air Fght Cargo Day
            LLC Proj (AMT)............................        6.300   04/01/22        4,061,000
    2,000   Dayton, OH Spl Fac Rev Air Fght Ser D
            (AMT).....................................        6.200   10/01/09        2,097,600
    5,600   Hamilton Cnty, OH Hlthcare Life Rev Life
            Enriching Cmnty Proj Rfdg Ser A...........        5.000   01/01/37        5,635,784
    1,985   Hamilton Cnty, OH Multi-Family Rev Hsg
            Garden Hill Washington Pk Apt (AMT).......        7.750   10/01/21        1,826,518
    1,000   Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Rfdg Ser A.....................        6.550   08/15/24        1,061,570
      500   Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Rfdg Ser A.....................        6.625   08/15/30          532,750
      915   Madison Cnty, OH Hosp Impt Rev Madison
            Cnty Hosp Proj Rfdg (Prerefunded @
            08/01/08).................................        6.250   08/01/18          927,929
    3,230   Madison Cnty, OH Hosp Impt Rev Madison
            Cnty Hosp Proj Rfdg (Prerefunded @
            08/01/08).................................        6.400   08/01/28        3,327,126
    4,340   Norwood, OH Tax Increment Rev Fin
            Cornerstone at Norwood....................        6.200   12/01/31        4,387,045
    2,000   Ohio St Air Quality Dev Auth Pollutn Ctl
            Cleveland Rfdg Ser A......................        6.000   12/01/13        2,036,860
    1,000   Pinnacle Cmnty Infrastructure Fac Ser A...        6.000   12/01/22        1,051,950
    2,000   Pinnacle Cmnty Infrastructure Fac Ser A...        6.250   12/01/36        2,109,220
      500   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
            Infrastructure Proj.......................        6.300   02/15/24          538,875
    2,030   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
            Infrastructure Proj.......................        6.400   02/15/34        2,182,433
                                                                                 --------------
                                                                                     67,892,636
                                                                                 --------------

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            OKLAHOMA  0.6%
$   1,170   Citizen Potawatomi Nation, OK Ser A.......        6.500%  09/01/16   $    1,233,648
    1,150   Langston, OK Econ Dev Langston Cmnty Dev
            Corp Proj Ser A (Prerefunded @ 08/01/10)..        7.625   08/01/20        1,293,221
    1,000   Langston, OK Econ Dev Langston Cmnty Dev
            Corp Proj Ser A (Prerefunded @
            08/01/10).................................        7.750   08/01/30        1,128,220
    2,000   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg...........................        6.000   04/01/22        2,046,860
      750   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A.....................        5.700   04/01/25          772,800
    1,250   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A.....................        5.875   04/01/30        1,303,212
    1,200   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A.....................        7.000   04/01/25        1,225,392
    1,990   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A (Prerefunded @
            04/01/10).................................        7.600   04/01/30        2,185,259
    5,000   Oklahoma Dev Fin Auth Rev Comache Cnty
            Hosp Proj Ser B...........................        6.375   07/01/21        5,461,850
      500   Oklahoma Dev Fin Auth Rev Comanche Cnty
            Hosp Proj Ser B...........................        6.600   07/01/31          552,855
    3,740   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            08/15/09) (l).............................        5.625   08/15/19        3,916,865
    2,500   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            08/15/09).................................        5.750   08/15/12        2,624,775
    1,000   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            08/15/09).................................        5.750   08/15/15        1,049,910
    1,000   Stillwater, OK Med Ctr Auth...............        5.625   05/15/23        1,084,020
                                                                                 --------------
                                                                                     25,878,887
                                                                                 --------------
            OREGON  0.9%
    2,000   Clackamas Cnty, OR Hosp Fac Willamette
            View Inc Proj Ser A (Prerefunded @
            11/01/09).................................        7.500   11/01/29        2,189,900
    1,150   Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.......................................        6.000   08/01/14        1,153,162
    4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.......................................        6.875   08/01/28        4,083,000
    1,700   Douglas Cnty, OR Hosp Fac Auth Rev Elderly
            Hsg Forest Glen Ser A (a).................        7.500   09/01/27        1,737,451
    9,300   Multnomah Cnty, OR Hosp Fac Auth Rev
            Terwilliger Plaza Proj Rfdg (Acquired
            05/16/03, Cost $9,078,771) (f)............        6.500   12/01/29        9,587,928
    3,000   Oregon St Fac Auth Rev College Hsg
            Northwest Proj Ser A......................        5.450   10/01/32        3,099,420

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            OREGON (CONTINUED)
$   2,835   Oregon St Hlth Hsg Ed Auth OR Baptist
            Retirement Homes Ser A....................        8.000%  11/15/26   $    2,861,791
    3,608   Oregon St Hlth Hsg Ed & Cultural Fac Auth
            Ser A (AMT)...............................        7.250   06/01/28        3,720,775
    9,925   Yamhill Cnty, OR Hosp Auth Rev Friendsview
            Retirement Cmnty..........................        7.000   12/01/34       10,942,015
                                                                                 --------------
                                                                                     39,375,442
                                                                                 --------------
            PENNSYLVANIA  5.8%
    1,000   Allegheny Cnty, PA Hosp Dev Auth Hlthcare
            Fac Villa Saint Joseph....................        5.875   08/15/18        1,009,330
    4,500   Allegheny Cnty, PA Hosp Dev Auth Hlthcare
            Fac Villa Saint Joseph....................        6.000   08/15/28        4,538,565
    5,000   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth
            Sys Ser A (d).............................        5.000   11/15/28        4,935,100
   28,000   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth
            Sys Ser A (d).............................        5.375   11/15/40       28,544,600
    1,000   Allegheny Cnty, PA Hosp Dev Auth Rev Hosp
            South Hills Hlth Sys Ser B (Prerefunded @
            05/01/10).................................        6.625   05/01/20        1,071,970
      965   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B
            (Prerefunded @ 11/15/10)..................        9.250   11/15/15        1,122,372
    6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B
            (Prerefunded @ 11/15/10)..................        9.250   11/15/22        7,410,686
   11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B
            (Prerefunded @ 11/15/10)..................        9.250   11/15/30       14,162,249
    6,605   Allegheny Cnty, PA Indl Dev Auth Lease Rev
            Air Fght Cargo Fac Pit LLC (AMT) (a)......        7.750   09/01/31        7,361,867
    1,695   Allegheny Cnty, PA Indl Dev Auth Lease Rev
            (AMT).....................................        6.625   09/01/24        1,747,274
    4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA St
            Proj Ser A................................        7.000   01/01/34        4,476,951
    1,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
            Hlthcare Fac Chandler.....................        6.100   05/01/14        1,004,350
      900   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
            Hlthcare Fac Chandler.....................        6.200   05/01/19          898,371
    2,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg
            Hlthcare Fac Chandler.....................        6.300   05/01/29        1,997,740
    1,000   Chartiers Vly, PA Indl & Coml Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg........        6.375   12/01/19        1,038,200
    2,500   Chartiers Vly, PA Indl & Coml Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg........        6.375   12/01/24        2,592,400
   10,295   Chester Cnty, PA Hlth & Ed Fac Chester
            Cnty Hosp Ser A...........................        6.750   07/01/31       11,205,490
    2,250   Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj (Prerefunded @ 07/01/12).........        7.250   07/01/24        2,611,575

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,200   Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj (Prerefunded @ 07/01/12).........        7.625%  07/01/34   $    2,590,500
    2,500   Crawford Cnty, PA Hosp Auth Sr Living Fac
            Rev.......................................        6.250   08/15/29        2,570,025
    1,000   Cumberland Cnty, PA Indl Dev Auth Rev
            First Mtg Woods Cedar Run Rfdg Ser A (b)
            (m).......................................        6.500   11/01/18          592,360
    3,250   Cumberland Cnty, PA Indl Dev Auth Rev
            First Mtg Woods Cedar Run Rfdg Ser A (b)
            (m).......................................        6.500   11/01/28        1,920,880
    4,000   Dauphin Cnty, PA Gen Auth Rev Office & Pkg
            Forum Place Ser A.........................        6.000   01/15/25        2,912,280
    5,500   Dauphin Cnty, PA Gen Auth Rev Office & Pkg
            Riverfront Office.........................        6.000   01/01/25        5,297,490
    1,000   Delaware Cnty, PA Auth First Mt White
            Horse Vlg Proj Ser A (Prerefunded @
            07/01/10).................................        7.625   07/01/30        1,112,510
    1,000   Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj..................        5.875   07/01/31        1,033,330
    1,900   Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj..................        5.900   07/01/40        1,964,087
    4,155   Grove City, PA Area Hosp Auth Hlth Fac Rev
            Grove Manor Proj (Prerefunded @
            08/15/08).................................        6.625   08/15/29        4,320,037
    2,000   Harrisburg, PA Auth Univ Rev Harrisburg
            Univ Of Science Ser A.....................        5.400   09/01/16        2,020,860
    4,000   Harrisburg, PA Auth Univ Rev Harrisburg
            Univ Of Science Ser B.....................        6.000   09/01/36        4,159,480
    4,530   Hazleton, PA Hlth Svc Auth Hazleton Saint
            Joseph's Med Ctr..........................        6.200   07/01/26        4,547,214
    2,200   Indiana Cnty, PA Indl Dev Auth PSEG Pwr
            LLC Proj Rfdg (AMT).......................        5.850   06/01/27        2,300,408
    1,650   Lancaster, PA Indl Dev Auth Rev Garden
            Spot Vlg Proj Ser A (Prerefunded @
            05/01/10).................................        7.625   05/01/31        1,832,325
    2,500   Lehigh Cnty, PA Gen Purp Auth Good
            Shepherd Group Ser A......................        5.625   11/01/34        2,659,375
    1,000   Lehigh Cnty, PA Gen Purp Auth Hosp Saint
            Luke's Bethlehem (Prerefunded @
            08/15/13).................................        5.375   08/15/33        1,072,450
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc......        7.750   11/01/33        3,304,290
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc Proj
            Ser A.....................................        6.000   12/15/23        3,040,680
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg..................        6.000   11/01/18        2,992,470
    6,085   Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg..................        6.000   11/01/23        6,003,461

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
            Lifepath Inc Proj.........................        6.100%  06/01/18   $    1,791,486
    4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
            Lifepath Inc Proj.........................        6.300   06/01/28        4,006,280
    1,850   Luzerne Cnty, PA Indl Dev Auth First Mtg
            Gross Rev Rfdg (a)........................        7.875   12/01/13        1,851,868
    2,500   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono
            Med Ctr...................................        6.000   01/01/43        2,676,525
    4,180   Montgomery Cnty, PA Higher Ed & Hlth Auth
            Rev Impt & Rfdg...........................        6.875   04/01/36        4,460,938
    1,646   Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Rfdg Ser
            A.........................................        6.000   12/01/10        1,647,498
    1,000   Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Rfdg Ser
            A.........................................        6.250   12/01/17        1,026,410
    3,200   Montgomery Cnty, PA Indl Dev Auth Rev
            Hlthcare Adv Geriatric Ser A..............        8.375   07/01/23        3,205,088
    1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Continuing Care Proj...........        6.125   02/01/28        1,580,865
    1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Continuing Care Proj...........        6.250   02/01/35        1,585,785
    2,660   Montgomery Cnty, PA Indl Dev Auth Rev
            Wordsworth Academy (a)....................        7.750   09/01/14        2,664,309
    1,600   Mount Lebanon, PA Hosp Auth Saint Clair
            Mem Hosp Ser A............................        5.625   07/01/32        1,675,728
    2,275   Northeastern, PA Hosp & Ed Auth Hlthcare
            Rev.......................................        7.125   10/01/29        2,339,519
    2,900   Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.125   11/01/21        3,086,905
    2,755   Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.250   11/01/31        2,936,610
    3,000   Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.375   11/01/41        3,197,190
    2,650   Pennsylvania Econ Dev Fin Auth Exempt Fac
            Rev Amtrak Proj Ser A (AMT)...............        6.500   11/01/16        2,844,218
    2,230   Pennsylvania Econ Dev Fin Nothwestn Human
            Svc Ser A.................................        5.250   06/01/28        2,171,909
    7,000   Pennsylvania Econ Dev Fin Reliant Energy
            Ser B (AMT)...............................        6.750   12/01/36        7,739,690
    5,000   Pennsylvania St Higher Ed Fac La Salle
            Univ......................................        5.500   05/01/34        5,227,950
      985   Pennsylvania St Higher Ed Student Assn Inc
            Proj Ser A................................        6.750   09/01/32        1,065,622
    1,565   Pennsylvania St Higher Ed UPMC Hlth Sys
            Ser A.....................................        6.000   01/15/31        1,679,761
    1,500   Philadelphia, PA Auth for Indl Cathedral
            Vlg Proj Ser A............................        6.875   04/01/34        1,663,125

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,600   Philadelphia, PA Auth for Indl Dev Baptist
            Home of Philadelphia Ser A................        5.500%  11/15/18   $    2,602,028
    5,485   Philadelphia, PA Auth for Indl Dev Baptist
            Home of Philadelphia Ser A................        5.600   11/15/28        5,458,398
    3,050   Philadelphia, PA Auth for Indl Pauls Run
            Ser A.....................................        5.875   05/15/28        3,105,236
    1,090   Philadelphia, PA Auth Indl Dev Cathedral
            Vlg Proj Ser A............................        6.750   04/01/23        1,199,360
    8,500   Philadelphia, PA Auth Indl Dev Rev Coml
            Dev Rfdg (AMT)............................        7.750   12/01/17        8,518,615
    2,180   Philadelphia, PA Hosp & Higher Ed Fac Auth
            Hosp Rev Rfdg.............................        6.500   07/01/27        2,181,722
      795   Philadelphia, PA Hosp & Higher Ed Fac Auth
            Rev Centralized Comp Human Svc Ser A......        6.125   01/01/13          791,430
    4,000   Philadelphia, PA Hosp & Higher Ed Fac Auth
            Rev Centralized Comp Human Svc Ser A......        7.250   01/01/21        4,247,800
    2,495   Philadelphia, PA Hosp & Higher Ed Temple
            Univ Hosp.................................        5.500   11/15/15        2,517,979
    2,000   Philadelphia, PA Hosp & Higher Ed Temple
            Univ Hosp Ser A...........................        6.625   11/15/23        2,001,620
    2,500   Westmoreland Cnty, PA Indl Dev Hlthcare
            Fac Redstone Ser B (Prerefunded @
            11/15/10).................................        8.000   11/15/23        2,820,325
                                                                                 --------------
                                                                                    253,545,394
                                                                                 --------------
            RHODE ISLAND  0.3%
    2,000   Rhode Island St Econ Dev Corp Rev Oblig
            Providence Pl.............................        7.250   07/01/20        2,109,340
    7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin
            Lifespan Oblig Grp (Prerefunded @
            08/15/12).................................        6.500   08/15/32        8,180,621
    1,500   Tiverton, RI Spl Oblig Tax Mount Hope Bay
            Vlg Ser A.................................        6.875   05/01/22        1,620,600
                                                                                 --------------
                                                                                     11,910,561
                                                                                 --------------
            SOUTH CAROLINA  1.7%
    2,500   Lancaster Cnty, SC Assmt Rev Edenmoor Impt
            Dist Ser B (Acquired 05/19/06, Cost
            $2,500,000) (f)...........................        5.750   12/01/37        2,596,850
    2,000   Lexington Cnty, SC Hlth Svc...............        5.500   05/01/32        2,105,520
    2,000   Lexington Cnty, SC Hlth Svc...............        5.500   05/01/37        2,101,900
    1,450   Loris, SC Cmnty Hosp Dist Hosp Rev Ser B..        5.625   01/01/29        1,491,050
    1,700   Medical Univ SC Hosp Auth Rfdg Ser A
            (Prerefunded @ 08/15/12)..................        6.375   08/15/27        1,898,492
    7,000   Richland Cnty, SC Environmental Impt Rev
            Intl Paper Ser A (AMT)....................        6.100   04/01/23        7,566,790

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            SOUTH CAROLINA (CONTINUED)
$   5,050   South Carolina Jobs Econ Dev Auth Econ Dev
            Rev Bon Secours Hlth Sys Inc Ser A........        5.625%  11/15/30   $    5,312,045
      388   South Carolina Jobs Econ Dev Auth Econ Dev
            Rev Westminster Presbyterian Ctr (j)......        6.750   11/15/10          408,036
      500   South Carolina Jobs Econ Dev Auth Econ Dev
            Rev Westminster Presbyterian Ctr
            (Prerefunded @ 11/15/10)..................        7.500   11/15/20          566,315
      495   South Carolina Jobs Econ Dev Auth Fac Rev
            Palmetto Hlth Ser C (Prerefunded @
            08/01/13).................................        6.375   08/01/34          557,504
    1,200   South Carolina Jobs Econ Dev Auth Hlth Fac
            Rev First Mtg Lutheran Homes Rfdg.........        5.650   05/01/18        1,198,776
    5,000   South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Palmetto Hlth Alliance Ser A..........        6.125   08/01/23        5,466,700
    9,900   South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Palmetto Hlth Alliance Ser A..........        6.250   08/01/31       10,909,899
    5,500   South Carolina Jobs Econ Dev First Mtg
            Lutheran Homes............................        6.625   05/01/20        5,679,905
    2,540   South Carolina Jobs Econ Dev First Mtg
            Lutheran Homes Rfdg.......................        5.700   05/01/26        2,539,771
    3,000   South Carolina Jobs Econ Dev First Mtg
            Westley Com Proj (Prerefunded @
            10/01/10).................................        7.750   10/01/24        3,409,770
    4,000   South Carolina Jobs Econ Dev First Mtg
            Westley Com Proj Rfdg (Prerefunded @
            10/01/10) (a).............................        7.750   10/01/33        4,546,360
    1,650   South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A..........................        6.250   05/15/25        1,700,787
    3,350   South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A..........................        6.375   05/15/32        3,524,334
    4,005   South Carolina Jobs Econ Palmetto Hlth Ser
            C (Prerefunded @ 08/01/13)................        6.375   08/01/34        4,521,164
    5,015   Tobacco Settlement Rev Mgmt Auth SC Tob
            Settlement Rev Ser B......................        6.375   05/15/28        5,410,834
                                                                                 --------------
                                                                                     73,512,802
                                                                                 --------------

            SOUTH DAKOTA  0.6%
    3,750   Minnehaha Cnty, SD Hlth Fac Bethany
            Lutheran Home Proj Ser A..................        7.000   12/01/35        3,905,700
    3,600   Mobridge, SD Hlthcare Fac Rev Mobridge
            Regl Hosp Proj (Prerefunded @ 12/01/08)...        6.500   12/01/22        3,795,192
    3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Rfdg.............................        5.000   11/15/33        3,204,857
    1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A (Prerefunded @ 11/15/12)...        6.625   11/15/23        1,976,310

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            SOUTH DAKOTA (CONTINUED)
$   3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A (Prerefunded @ 11/15/12)...        6.750%  11/15/33   $    3,690,050
    9,555   Sioux Falls, SD Multi-Family Rev Hsg Inn
            on Westport Proj Ser A-1 (Acquired
            01/26/04, Cost $6,272,986) (f)............        6.000   03/01/40        9,710,460
    1,600   Winner, SD Econ Dev Rev Winner Regl
            Hlthcare Ctr Rfdg (a).....................        6.000   04/01/28        1,603,920
                                                                                 --------------
                                                                                     27,886,489
                                                                                 --------------

            TENNESSEE  3.1%
   14,840   Clarksville, TN Nat Gas Acquisition Corp
            Gas Rev (e)...............................        5.000   12/15/19       15,771,878
    6,900   Clarksville, TN Nat Gas Acquisition Corp
            Gas Rev (e)...............................        5.000   12/15/21        7,314,380
    1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp First Mtg Impt & Rfdg Ser B..........        8.000   07/01/33        1,161,150
    1,200   Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A..................        6.000   02/15/19        1,213,764
    1,000   Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A..................        6.000   02/15/24        1,011,180
    5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A......        7.500   07/01/25        5,770,600
    7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A......        7.500   07/01/33        8,058,120
    1,200   Johnson City, TN Hlth & Ed Fac Brd
            Retirement Fac Rev Appalachian Christian
            Vlg Proj Ser A............................        6.250   02/15/32        1,255,944
    2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt East
            TN Hosp Rfdg Ser B........................        5.750   07/01/33        2,870,370
    7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Fac Rev Baptist Hlth Sys East TN..........        6.500   04/15/31        7,206,010
    4,850   Metropolitan Govt Nashville & Davidson
            Blakeford at Green Hills Rfdg.............        5.650   07/01/24        4,922,507
    1,900   Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A.....................................        7.000   12/01/23        1,904,902
    6,500   Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A.....................................        7.250   12/01/34        6,591,455
   10,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Rev Methodist Hlthcare (e)................        6.250   09/01/21       11,235,450
      375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
            Hlthcare Fac Kirby Pines Ser A............        6.250   11/15/16          383,678
    7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
            Hlthcare Fac Kirby Pines Ser A............        6.375   11/15/25        7,142,660
    3,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
            Hosp Rev Wellmont Hlth Sys Proj Ser C
            (a).......................................        5.250   09/01/36        3,599,155

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TENNESSEE (CONTINUED)
$   4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
            Rev Hosp Wellmont Hlth Sys Proj
            (Prerefunded @ 09/01/12)..................        6.250%  09/01/32   $    4,985,460
   40,000   Tennessee Energy Acquistion Corp Gas Rev
            Ser A (e).................................        5.250   09/01/22       43,489,600
                                                                                 --------------
                                                                                    135,888,263
                                                                                 --------------

            TEXAS  6.9%
    1,805   Abia Dev Corp TX Arpt Fac Rev Aero Austin
            LP Proj (AMT).............................        7.250   01/01/25        1,892,200
      215   Abia Dev Corp TX Arpt Fac Rev Austin Belly
            Port Dev LLC Proj Ser A (AMT).............        6.250   10/01/08          216,944
    3,775   Abia Dev Corp TX Arpt Fac Rev Austin Belly
            Port Dev LLC Proj Ser A (AMT).............        6.500   10/01/23        3,855,785
    2,000   Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist Retirement Ser
            A.........................................        6.750   11/15/28        2,044,260
    5,000   Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist Retirement Ser
            A.........................................        7.000   11/15/33        5,516,400
    5,000   Alliance Arpt Auth Inc TX Spl Fac Rev
            FedEx Corp Proj Rfdg (AMT)................        4.850   04/01/21        5,011,100
    5,500   Angelina & Neches Riv Auth TX Indl Dev
            Corp Environmental Aspen Pwr LLC Proj Ser
            A (AMT)...................................        6.500   11/01/29        5,493,180
    1,700   Atlanta, TX Hosp Auth Fac Rev.............        6.750   08/01/29        1,770,074
    1,985   Austin-Bergstorm Landhost Enterprises Inc
            TX Arpt Hotel Sr Ser A (c)................  6.750/4.450   04/01/27        1,617,636
    2,500   Austin, TX Convention Enterprises Inc
            Convention Ctr Second Tier Rfdg Ser B.....        5.750   01/01/34        2,625,725
    1,000   Austin, TX Convention Enterprises Inc
            First Tier Ser A (Prerefunded @
            01/01/11).................................        6.700   01/01/28        1,092,930
      750   Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj (Prerefunded @
            07/01/12).................................        6.125   07/01/22          830,400
    1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj (Prerefunded @
            07/01/12).................................        6.300   07/01/32        1,115,190
    3,335   Bexar Cnty, TX Hsg Fin Corp Multi-Family
            Hsg Rev Woodland Ridge Apt Proj Ser A
            (AMT).....................................        7.000   01/01/39        3,575,120
    1,585   Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU
            Elec Co Proj Rfdg Ser C (AMT).............        5.750   05/01/36        1,630,252
    5,000   Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Rfdg Ser A (AMT)...........        6.750   04/01/38        5,407,400
    9,500   Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Rfdg Ser B (AMT)...........        6.300   07/01/32       10,072,850

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$  10,000   Brazos Riv Auth TX Pollutn TX Util Co Ser
            A (AMT)...................................        7.700%  04/01/33   $   11,265,600
    1,000   Brazos Riv Auth TX Rev Reliant Energy Inc
            Proj Rfdg Ser A...........................        5.375   04/01/19        1,015,930
    2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
            McKenna Mem Proj Ser A....................        6.125   02/01/22        2,139,160
    3,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
            McKenna Mem Proj Ser A....................        6.250   02/01/32        3,238,800
    6,000   Dallas Cnty, TX Flood Ctl Dist No 1
            Rfdg......................................        7.250   04/01/32        6,272,460
    1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (FGIC Insd) (AMT)...................        6.000   11/01/28        1,043,790
    3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (FGIC Insd) (AMT)...................        6.000   11/01/32        3,131,370
    8,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth
            Sys Ser A.................................        7.000   09/01/25        8,753,600
    5,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth
            Sys Ser A.................................        7.125   09/01/34        5,484,550
      920   Grand Prairie, TX Hsg Fin Corp (c)........  7.500/3.750   07/01/17          850,936
    1,000   Grand Prairie, TX Hsg Fin Corp (a) (c)....  7.625/3.813   01/01/20          924,300
    7,390   Grand Prairie, TX Hsg Fin Corp (c)........  7.750/3.875   01/01/34        6,819,344
    1,985   Grapevine, TX Indl Dev Corp Rev Sr Air
            Cargo (AMT)...............................        6.500   01/01/24        2,131,036
    3,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Good Shepherd Med Ctr Proj Ser A..........        6.375   10/01/21        3,229,260
    5,320   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Good Shepherd Med Ctr Proj Ser A..........        6.500   10/01/26        5,765,390
    2,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Good Shepherd Med Ctr Proj Ser A..........        6.500   10/01/29        2,170,380
    1,050   Gulf Coast Waste Disp Auth Valero Energy
            Corp Proj (AMT)...........................        5.700   04/01/32        1,079,169
    3,295   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Espiscopal Hosp Ser A (e)...........        5.625   02/15/17        3,504,101
    1,385   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Espiscopal Hosp Ser A (e)...........        5.625   02/15/18        1,472,892
    6,340   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Espiscopal Hosp Ser A (e)...........        5.625   02/15/19        6,742,336
    2,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann
            Hlthcare Ser A (Prerefunded @ 06/01/11)...        6.375   06/01/29        2,196,880
    1,150   HFDC Cent TX Inc Retirement Ser A.........        5.500   02/15/27        1,185,662
    1,850   HFDC Cent TX Inc Retirement Ser A.........        5.500   02/15/37        1,895,973
    3,100   HFDC Cent TX Inc Retirement Ser A.........        5.625   11/01/26        3,205,586
    2,000   HFDC Cent TX Inc Retirement Ser A.........        5.750   11/01/36        2,071,500
    5,465   Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc
            Proj......................................        6.875   08/15/26        5,618,730
    4,630   Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc
            Proj (Prerefunded @ 08/15/08).............        6.875   08/15/26        4,796,958

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$     500   Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A.....................        7.000%  02/15/23   $      553,595
    4,000   Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A.....................        7.125   02/15/34        4,427,320
    3,990   Houston, TX Indl Dev Corp Rev Sr Air Cargo
            (AMT).....................................        6.375   01/01/23        4,260,243
   20,000   Houston, TX Util Sys Rev Rfdg Ser A (MBIA
            Insd) (e).................................        5.250   05/15/27       21,379,300
    2,500   Lubbock, TX Hlth Fac Dev Corp First Mtg
            Carillon Proj Rfdg Ser A..................        6.500   07/01/26        2,612,625
    5,000   Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Rfdg Ser A..............        6.625   07/01/36        5,240,850
    2,935   Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A (Prerefunded @
            07/01/09).................................        6.500   07/01/19        3,109,104
    1,500   Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A (Prerefunded @
            07/01/09).................................        6.500   07/01/29        1,608,540
    8,620   Meadow Parc Dev Inc TX Multi-Family Rev
            Hsg Meadow Parc Apt Proj..................        6.500   12/01/30        8,745,593
    1,000   Mesquite, TX Hlth Fac Dev Corp Retirement
            Fac Christian Care Ctr Ser A (Prerefunded
            @ 02/15/10)...............................        7.625   02/15/28        1,100,300
    1,000   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.......................        6.625   01/01/11        1,020,140
    2,500   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.......................        7.250   01/01/31        2,586,900
    2,000   Midlothian, TX Dev Auth Tax (Acquired
            12/02/04, Cost $2,000,000) (f)............        6.200   11/15/29        2,133,540
    2,670   Midlothian, TX Dev Auth Tax (Prerefunded @
            11/15/07).................................        6.700   11/15/23        2,753,384
    2,000   Midlothian, TX Dev Auth Tax (Prerefunded @
            05/15/11).................................        7.875   11/15/26        2,298,000
    3,000   Mission, TX Econ Dev Corp Solid Waste Disp
            Rev Allied Waste Inc Proj Ser A (AMT).....        5.200   04/01/18        3,016,200
    5,000   North Central, TX Hlth Fac Dev Corp Hosp
            Rev Utd Regl Hlthcare Sys Inc Proj........        5.500   09/01/28        5,215,450
    1,398   North Central, TX Hlth Fac Dev Corp Rev
            Hlth Fac C C Young Mem Proj...............        6.300   02/15/15        1,406,052
    2,250   North Central, TX Hlth Fac Dev Corp Rev
            Hlth Fac C C Young Mem Proj...............        6.375   02/15/20        2,266,313
    3,655   Orange, TX Hsg Dev Corp Multi-Family Rev
            Hsg Vlg at Pine Hallow....................        8.000   03/01/28        3,778,356
    3,000   Richardson, TX Hosp Auth Rev
            Richardson Regl Impt & Rfdg...............        6.000   12/01/34        3,257,340

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   2,000   Sabine River Auth TX Pollutn Ctl Rev TX
            Elec Proj Rfdg Ser A (AMT)................        6.450%  06/01/21   $    2,086,900
    2,000   San Antonio, TX Hsg Fin Corp Multi-Family
            Hsg Rev Beverly Oaks Apt Proj Ser A.......        7.750   02/01/27        2,056,840
    1,780   San Antonio, TX Hsg Fin Corp Multi-Family
            Hsg Rev Marbach Manor Apt Proj Ser A
            (AMT).....................................        8.125   06/01/27        1,683,933
    1,400   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Air Force Vlg Oblig
            Group.....................................        5.125   05/15/27        1,429,526
    4,000   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Air Force Vlg Oblig
            Group.....................................        5.125   05/15/37        4,069,840
    1,250   Tarrant Cnty, TX Cultural Ed Northwest Sr
            Hsg Edgemere Proj Ser A...................        6.000   11/15/26        1,342,263
    2,000   Texas St Pub Fin Auth Sch Excellence Ed
            Proj Ser A (Acquired 12/02/04, Cost
            $1,986,049) (f)...........................        7.000   12/01/34        2,212,740
    1,000   Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ........................        6.500   09/01/22        1,081,190
    4,375   Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ........................        6.500   09/01/34        4,696,650
    6,200   Tomball, TX Hosp Auth Rev Hosp Tomball
            Regl Hosp.................................        6.000   07/01/29        6,408,568
    1,000   Tyler, TX Hlth Fac Dev Corp Mother Frances
            Hosp (Prerefunded @ 07/01/13).............        5.750   07/01/33        1,091,090
   10,000   University, TX Univ Rev Ser D (e).........        5.000   08/15/29       10,379,850
   15,000   University, TX Univ Rev Ser D (e).........        5.000   08/15/34       15,569,775
    7,770   Wichita Cnty, TX Hlth Fac Rolling Meadows
            Fac Rfdg Ser A............................        6.250   01/01/28        7,982,121
    4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
            Proj......................................        7.500   12/01/29        4,425,705
                                                                                 --------------
                                                                                    301,059,275
                                                                                 --------------

            UTAH  0.4%
    1,906   Eagle Mountain, UT Spl Assmt Spl Impt Dist
            No 2000 1.................................        8.250   02/01/21        1,908,402
      500   Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (a) (b)..............................        7.600   09/01/06          152,500
    1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (b)..................................        7.800   09/01/15          305,000
    9,510   Mountain Regl Wtr Spl Svc Dist UT Spl Impt
            Dist No 2002-1............................        7.000   12/01/18        9,665,584
    4,285   South Jordan, UT Spl Assmt Spl Impt Dist
            No 99-1...................................        6.875   11/01/17        4,372,757

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            UTAH (CONTINUED)
$   2,345   Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
            Ser A.....................................        6.875%  07/01/27   $    2,390,469
                                                                                 --------------
                                                                                     18,794,712
                                                                                 --------------

            VERMONT  0.4%
    1,155   Vermont Econ Dev Auth Rev Mtg Wake Robin
            Corp Proj Ser B (Prerefunded @
            03/01/09).................................        6.750   03/01/24        1,227,291
    3,720   Vermont Econ Dev Auth Rev Mtg Wake Robin
            Corp Proj Ser B (Prerefunded @
            03/01/09).................................        6.750   03/01/29        3,952,835
    1,525   Vermont Ed & Hlth Bldg Fin Agy Rev
            Bennington College Proj (a)...............        6.500   10/01/14        1,585,726
    4,130   Vermont Ed & Hlth Bldg Fin Agy Rev
            Bennington College Proj...................        6.625   10/01/29        4,284,462
    1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Dev &
            Mental Hlth Ser A.........................        6.375   06/15/22        1,359,041
    2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Dev &
            Mental Hlth Ser A.........................        6.500   06/15/32        2,294,037
      365   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A.............        6.000   12/15/09          376,884
    1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A.............        6.125   12/15/14        2,015,345
    1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A.............        6.250   12/15/19        1,382,982
                                                                                 --------------
                                                                                     18,478,603
                                                                                 --------------

            VIRGINIA  3.6%
    1,750   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Mt Westminster
            Canterbury Rfdg...........................        5.000   01/01/24        1,755,880
    2,000   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Mt Westminster
            Canterbury Rfdg...........................        5.000   01/01/31        1,987,580
    2,500   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Ser A (Prerefunded @
            01/01/12).................................        6.200   01/01/31        2,733,075
    2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Rfdg (AMT).................        6.300   12/01/25        2,055,960
    1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Rfdg Ser A (AMT)...........        6.550   12/01/25        1,977,254
      749   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
            A.........................................        6.750   03/01/22          759,044
    3,845   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
            B (a).....................................        7.000   03/01/32        4,216,389
   10,000   Broad Str Cmnty Dev Auth VA...............        7.500   06/01/33       11,283,600
    1,463   Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser B...        6.600   03/01/25        1,569,755
    8,000   Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser B...        6.750   03/01/34        8,540,320

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            VIRGINIA (CONTINUED)
$   5,000   Celebrate, VA South Cmnty Dev Celebrate VA
            South Proj................................        6.250%  03/01/37   $    5,164,250
    4,000   Chesterfield Cnty, VA Indl Dev Elec & Pwr
            Ser A.....................................        5.875   06/01/17        4,267,560
    2,455   Dulles Town Ctr Cmnty Dev Auth Dulles Town
            Ctr Proj..................................        6.250   03/01/26        2,532,971
    3,500   Fairfax Cnty, VA Econ Dev Auth Living
            Lewinsville Retirement Villa Ser A........        5.250   03/01/32        3,490,095
    1,500   Farms New Kent, VA Cmnty Dev Ser B........        5.450   03/01/36        1,509,060
    1,500   Farms New Kent, VA Cmnty Dev Ser C........        5.800   03/01/36        1,506,765
    4,000   Henrico Cnty, VA Econ Dev Auth Residential
            Care Fac Rev Utd Methodist Rfdg Ser A.....        6.500   06/01/22        4,268,040
    3,000   Henrico Cnty, VA Econ Dev Auth Residential
            Care Fac Rev Utd Methodist Rfdg Ser A.....        6.700   06/01/27        3,199,980
    5,200   Isle Wight Cnty, VA Indl Dev Auth
            Environment Impt Rev Ser A (AMT)..........        5.700   11/01/27        5,473,468
    1,200   James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Rfdg Ser A...................        6.000   03/01/23        1,273,140
    3,000   James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Rfdg Ser A...................        6.125   03/01/32        3,167,070
      500   Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A....................        6.000   01/01/25          525,155
    1,950   Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A....................        6.125   01/01/35        2,050,483
    2,840   Prince William Cnty, VA Indl Dev First Mtg
            Westminster Lake Rfdg.....................        5.125   01/01/26        2,894,812
    5,420   Richmond, VA Redev & Hsg Auth Multi-
            Family Rev Rfdg Ser A (a).................        7.500   12/15/21        5,422,276
    7,000   Roanoke Cnty, VA Indl Dev Auth Glebe Inc
            Ser A.....................................        6.300   07/01/35        5,123,300
    7,000   Tobacco Settlement Fin Corp VA (e)........        5.625   06/01/37        7,750,540
    3,984   Virginia Gateway Cmnty Dev Prince William
            Cnty......................................        6.375   03/01/30        4,347,899
    1,700   Virginia Small Business Fin Auth Rev Indl
            Dev SIL Clean Wtr Proj (AMT) (b)..........        7.250   11/01/24        1,183,404
      365   Virginia Small Business Fin Indl Dev SIL
            Clean Wtr Proj (AMT) (b)..................        7.250   11/01/09          259,573
   53,240   Virginia St Hsg Auth Dev Auth Ser D1 (AMT)
            (e).......................................        4.900   01/01/33       53,431,664
                                                                                 --------------
                                                                                    155,720,362
                                                                                 --------------

            WASHINGTON 1.4
    2,000   Kennewick, WA Pub Hosp Dist Impt & Rfdg...        6.300   01/01/25        2,069,320

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            WASHINGTON (CONTINUED)
$     600   King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.......................        7.000%  12/01/11   $      627,990
      400   King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.......................        7.250   12/01/15          422,272
    2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg........        6.000   12/01/18        2,147,080
    1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg........        6.000   12/01/23        1,071,800
    2,330   Tobacco Settlement Auth WA Tob Settlement
            Rev.......................................        6.500   06/01/26        2,563,163
    8,315   Tobacco Settlement Auth WA Tob Settlement
            Rev.......................................        6.625   06/01/32        9,254,013
    3,000   Washington St Hsg Fin Comm Nonprofit Rev
            Skyline at First Hill Proj Ser A..........        5.625   01/01/38        3,055,890
   17,340   Washington St Ser A (FSA Insd) (e)........        5.000   07/01/29       18,057,703
   10,320   Washington St Ser B (MBIA Insd) (e).......        5.000   07/01/26       10,538,088
   11,640   Washington St Ser B (MBIA Insd) (e).......        5.000   07/01/29       11,885,982
                                                                                 --------------
                                                                                     61,693,301
                                                                                 --------------

            WEST VIRGINIA  0.0%
    1,250   Randolph Cnty, WV Bldg Commn Rev Crossover
            Elkins Regl Proj Rfdg.....................        6.125%  07/01/23        1,257,400
                                                                                 --------------

            WISCONSIN  2.3%
    6,405   Badger Tob Asset Sec Corp WI..............        6.375   06/01/32        7,041,016
    4,180   Baldwin, WI Hosp Rev Mtg Ser A............        6.375   12/01/28        4,195,759
    3,750   Hudson, WI Fac Hlthcare Rev Christian
            Cmnty Home Inc Proj.......................        6.500   04/01/33        3,808,050
    2,350   Milwaukee, WI Rev Sub Air Cargo (AMT).....        7.500   01/01/25        2,573,273
    2,500   Waukesha, WI Redev Auth Hsg Sr Kirkland
            Crossings Proj Rfdg.......................        5.600   07/01/41        2,533,075
    1,800   Wisconsin Hlth & Ed Fac Eastcastle Pl Inc
            Proj......................................        6.125   12/01/34        1,848,636
    6,000   Wisconsin St Hlth & Ed Fac Auth Rev Aurora
            Hlthcare..................................        6.400   04/15/33        6,604,560
    8,725   Wisconsin St Hlth & Ed Fac Auth Rev Aurora
            Hlthcare Inc Ser A........................        5.600   02/15/29        8,962,145
    4,750   Wisconsin St Hlth & Ed Fac Auth Rev
            Clement Manor Rfdg........................        5.750   08/15/24        4,803,485
    7,000   Wisconsin St Hlth & Ed Fac Auth Rev
            Ministry Hlthcare Ser A (MBIA Insd) (e)...        5.250   02/15/32        7,446,110
    2,750   Wisconsin St Hlth & Ed Fac Auth Rev New
            Castle Pl Proj Ser A......................        7.000   12/01/31        2,865,472
    1,250   Wisconsin St Hlth & Ed Fac Auth Rev
            Oakwood Vlg Proj Ser A....................        7.625   08/15/30        1,350,400
    1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj (a)..........        5.750   10/01/18        1,125,648

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            WISCONSIN (CONTINUED)
$   2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj..............        5.750%  10/01/28   $    2,502,718
      335   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj (a)..........        5.900   10/01/28          338,960
    1,200   Wisconsin St Hlth & Ed Fac Auth Rev Tomah
            Mem Hosp Inc Proj.........................        6.500   07/01/23        1,266,972
    1,000   Wisconsin St Hlth & Ed Fac Auth Rev Tomah
            Mem Hosp Inc Proj Ser B...................        6.625   07/01/28        1,055,330
    2,800   Wisconsin St Hlth & Ed Fac Auth Rev
            Wheaton Franciscan Svc Ser A..............        5.125   08/15/33        2,844,380
    2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A......................        6.500   08/15/24        2,060,040
    2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A......................        6.500   08/15/26        2,173,160
    1,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A......................        6.750   08/15/34        1,088,990
      250   Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastn Proj...........................        5.500   06/01/24          262,040
      750   Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastn Proj...........................        5.750   06/01/34          807,390
    1,135   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
            Inc Proj..................................        7.125   01/15/22        1,225,380
    2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
            Inc Proj..................................        7.250   01/15/33        2,550,748
    2,380   Wisconsin St Hlth & Ed Fac Divine Savior
            Hlthcare Ser C (Prerefunded @ 05/01/12)...        7.500   05/01/32        2,715,866
      330   Wisconsin St Hlth & Ed Fac Froedert &
            Cmnty.....................................        5.375   10/01/30          348,437
    2,000   Wisconsin St Hlth & Ed Fac Hess Mem Hosp
            Assn (ACA Insd)...........................        7.875   11/01/22        2,024,320
    3,000   Wisconsin St Hlth & Ed Fac Hlthcare Dev
            Inc Proj (Prerefunded @ 11/15/09).........        6.250   11/15/28        3,196,950
    2,000   Wisconsin St Hlth & Ed Fac Oakwood Vlg
            Proj Ser A (Prerefunded @ 08/15/10).......        7.000   08/15/19        2,190,900
    2,250   Wisconsin St Hlth & Ed Fac Southwest Hlth
            Ctr A.....................................        6.250   04/01/34        2,375,348
    3,885   Wisconsin St Hlth & Ed Fac Synergy Hlth
            Inc.......................................        6.000   11/15/23        4,181,426
    5,800   Wisconsin St Hlth & Ed Fac Synergy Hlth
            Inc.......................................        6.000   11/15/32        6,266,784
    2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran
            Pgm for the Aging.........................        5.700   03/01/28        2,776,510
                                                                                 --------------
                                                                                     99,410,278
                                                                                 --------------

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            WYOMING  0.1%
$   2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns
            Med Ctr...................................        6.750%  12/01/22   $    2,238,873
                                                                                 --------------

            PUERTO RICO  0.4%
    5,000   Puerto Rico Comwlth Hwy & Transn Auth Hwy
            Rev Rfdg Ser CC...........................          *     07/01/27        1,953,800
   10,000   Puerto Rico Comwlth Infrastructure Ser
            B.........................................        5.000   07/01/41       10,250,100
    5,000   Puerto Rico Indl Tourist Ed & Trans Mem
            Mennonite Gen Hosp Proj Ser A.............        6.500   07/01/26        5,008,950
                                                                                 --------------
                                                                                     17,212,850
                                                                                 --------------
TOTAL INVESTMENTS  116.8%
  (Cost $4,850,892,988).......................................................    5,094,232,512
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (17.4%)
  (Cost ($759,375,000))
 (759,375)  Notes with interest rates ranging from 3.78% to 3.86% at May 31,
            2007 and contractual maturities of collateral ranging from 2017 to
            2046 (See Note 1) (n).............................................     (759,375,000)
                                                                                 --------------
TOTAL NET INVESTMENTS  99.4%
  (Cost $4,091,517,988).......................................................    4,334,857,512
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%...................................       27,251,452
                                                                                 --------------

NET ASSETS  100.0%............................................................   $4,362,108,964
                                                                                 ==============

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b)  Non-income producing security.

(c) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(d)  Security purchased on a when-issued or delayed delivery basis.

(e) Underlying security related to Inverse Floater entered into by the Fund. See Note 1.

(f) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.0% of net assets.

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i)  Variable Rate Coupon.

(j)  Escrowed to Maturity.

(k)  Inverse Floating Rate.

(l) All or a portion of this security has been physically segregated in connection with open futures contracts.

(m)  This borrower has filed for protection in federal bankruptcy court.

(n) Floating Rate Notes. The interest rate shown reflects the rates in effect at May 31, 2007.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current Notional
  Value of $109,125 per contract)...........................    3,053       $5,715,521
                                                               ======       ==========

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $4,850,892,988).....................  $5,094,232,512
Receivables:
  Interest..................................................      75,438,666
  Investments Sold..........................................      61,967,893
  Fund Shares Sold..........................................       3,918,007
Other.......................................................         240,896
                                                              --------------
    Total Assets............................................   5,235,797,974
                                                              --------------
LIABILITIES:
Floating Rate Note Obligations..............................     759,375,000
Payables:
  Investments Purchased.....................................      88,975,681
  Fund Shares Repurchased...................................      10,072,874
  Income Distributions......................................       5,353,881
  Custodian Bank............................................       5,110,318
  Distributor and Affiliates................................       2,098,485
  Investment Advisory Fee...................................       1,901,564
Trustees' Deferred Compensation and Retirement Plans........         374,572
Accrued Expenses............................................         426,635
                                                              --------------
    Total Liabilities.......................................     873,689,010
                                                              --------------
NET ASSETS..................................................  $4,362,108,964
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $4,206,093,715
Net Unrealized Appreciation.................................     249,055,045
Accumulated Undistributed Net Investment Income.............        (749,558)
Accumulated Net Realized Loss...............................     (92,290,238)
                                                              --------------
NET ASSETS..................................................  $4,362,108,964
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,134,933,821 and 282,298,298 shares of
    beneficial interest issued and outstanding).............  $        11.11
    Maximum sales charge (4.75%* of offering price).........            0.55
                                                              --------------
    Maximum offering price to public........................  $        11.66
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $592,430,471 and 53,349,982 shares of
    beneficial interest issued and outstanding).............  $        11.10
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $633,731,585 and 57,147,963 shares of
    beneficial interest issued and outstanding).............  $        11.09
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,013,087 and 91,018 shares of beneficial
    interest issued and outstanding)........................  $        11.13
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $151,223,079
                                                              ------------
EXPENSES:
Interest and Residual Trust Expenses........................    17,430,228
Investment Advisory Fee.....................................    11,362,604
Distribution (12b-1) and Service Fees
  Class A...................................................     3,996,585
  Class B...................................................     3,067,682
  Class C...................................................     3,197,232
Transfer Agent Fees.........................................       861,319
Accounting and Administrative Expenses......................       358,227
Custody.....................................................       201,012
Professional Fees...........................................       164,980
Reports to Shareholders.....................................       142,421
Trustees' Fees and Related Expenses.........................        59,134
Registration Fees...........................................        52,019
Other.......................................................        73,693
                                                              ------------
  Total Expenses............................................    40,967,136
  Less Credits Earned on Cash Balances......................        50,692
                                                              ------------
  Net Expenses..............................................    40,916,444
                                                              ------------
NET INVESTMENT INCOME.......................................  $110,306,635
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 20,698,994
  Futures...................................................   (11,347,173)
                                                              ------------
Net Realized Gain...........................................     9,351,821
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   310,839,278
                                                              ------------
  End of the Period:
    Investments.............................................   243,339,524
    Futures.................................................     5,715,521
                                                              ------------
                                                               249,055,045
                                                              ------------
Net Unrealized Depreciation During the Period...............   (61,784,233)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(52,432,412)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 57,874,223
                                                              ============

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended May 31, 2007 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $  57,874,223
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Decrease in Investments at Value..........................    528,209,712
  Decrease in Interest and Fees Receivables.................      5,545,206
  Increase in Receivable for Investments Sold...............    (58,428,843)
  Decrease in Other Assets..................................         46,120
  Decrease in Floating Rate Note Obligations................   (396,380,000)
  Increase in Payable for Investments Purchased.............     68,822,661
  Increase in Investment Advisory Fee Payable...............         24,224
  Decrease in Variation Margin on Futures...................     (5,362,500)
  Increase in Distributor and Affiliates Payable............         29,686
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................         44,554
  Decrease in Accrued Expenses..............................         (8,683)
                                                              -------------
    Total Adjustments.......................................    142,542,137
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    200,416,360
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................    205,699,421
Custodian Bank..............................................     (4,418,512)
Payments on Shares Repurchased..............................   (365,592,036)
Cash Distributions Paid.....................................    (36,105,233)
                                                              -------------
    Net Cash Used for Financing Activities..................   (200,416,360)
                                                              -------------
NET DECREASE IN CASH........................................            -0-
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $         -0-
                                                              =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid...............................................  $  17,430,228
                                                              =============

See Notes to Financial Statements                                             77

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          MAY 31, 2007      NOVEMBER 30, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $  110,306,635      $  232,416,240
Net Realized Gain.....................................        9,351,821          47,989,993
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (61,784,233)        117,397,180
                                                         --------------      --------------
Change in Net Assets from Operations..................       57,874,223         397,803,413
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (83,012,916)       (169,943,900)
  Class B Shares......................................      (13,627,263)        (30,418,278)
  Class C Shares......................................      (14,334,404)        (30,576,328)
  Class I Shares......................................          (17,454)             (6,189)
                                                         --------------      --------------
Total Distributions...................................     (110,992,037)       (230,944,695)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (53,117,814)        166,858,718
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      204,191,735         441,064,873
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       75,907,873         153,029,326
Cost of Shares Repurchased............................     (369,103,763)       (731,969,548)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (89,004,155)       (137,875,349)
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................     (142,121,969)         28,983,369
NET ASSETS:
Beginning of the Period...............................    4,504,230,933       4,475,247,564
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $(749,558) and $(64,156),
  respectively).......................................   $4,362,108,964      $4,504,230,933
                                                         ==============      ==============

 78                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED NOVEMBER 30,
CLASS A SHARES                      MAY 31,     ----------------------------------------------------
                                      2007        2006       2005       2004       2003       2002
                                   -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $  11.24    $  10.82   $  10.59   $  10.55   $  10.35   $  10.58
                                    --------    --------   --------   --------   --------   --------
  Net Investment Income...........      0.29(a)     0.60(a)     0.60      0.62       0.64       0.65
  Net Realized and Unrealized
    Gain/Loss.....................     (0.13)       0.41       0.24       0.04       0.20      (0.24)
                                    --------    --------   --------   --------   --------   --------
Total from Investment
  Operations......................      0.16        1.01       0.84       0.66       0.84       0.41
Less: Distributions from Net
  Investment Income...............      0.29        0.59       0.61       0.62       0.64       0.64
                                    --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $  11.11    $  11.24   $  10.82   $  10.59   $  10.55   $  10.35
                                    ========    ========   ========   ========   ========   ========

Total Return (b)..................     1.43%*      9.63%      8.05%      6.42%      8.34%      3.95%
Net Assets at End of the Period
  (In millions)...................  $3,134.9    $3,217.6   $3,133.6   $2,923.0   $2,437.8   $1,525.2
Ratio of Expenses to Average Net
  Assets..........................     1.63%       1.37%      1.09%      0.88%      0.90%      0.90%
Ratio of Net Investment Income to
  Average Net Assets..............     5.16%       5.44%      5.58%      5.87%      6.08%      6.15%
Portfolio Turnover................       11%*        27%        20%        20%        15%        14%
SUPPLEMENTAL RATIO:
   Ratio of Expenses to Average
     Net Assets (Excluding
     Interest and Residual Trust
     Expenses)....................     0.85%       0.85%      0.85%      0.85%      0.90%      0.89%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             79

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                         SIX MONTHS
                                           ENDED               YEAR ENDED NOVEMBER 30,
CLASS B SHARES                            MAY 31,     ------------------------------------------
                                            2007       2006     2005     2004     2003     2002
                                         -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................   $11.24     $10.82   $10.59   $10.55   $10.35   $10.58
                                           ------     ------   ------   ------   ------   ------
  Net Investment Income.................     0.25(a)    0.52(a)   0.52    0.54     0.56     0.57
  Net Realized and Unrealized
    Gain/Loss...........................    (0.14)      0.41     0.24     0.04     0.20    (0.24)
                                           ------     ------   ------   ------   ------   ------
Total from Investment Operations........     0.11       0.93     0.76     0.58     0.76     0.33
Less: Distributions from Net Investment
  Income................................     0.25       0.51     0.53     0.54     0.56     0.56
                                           ------     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD......   $11.10     $11.24   $10.82   $10.59   $10.55   $10.35
                                           ======     ======   ======   ======   ======   ======

Total Return (b)........................    1.05%*     8.81%    7.26%    5.62%    7.52%    3.16%
Net Assets at End of the Period (In
  millions).............................   $592.4     $632.1   $679.9   $740.9   $748.4   $527.2
Ratio of Expenses to Average Net
  Assets................................    2.38%      2.12%    1.84%    1.63%    1.65%    1.65%
Ratio of Net Investment Income to
  Average Net Assets....................    4.41%      4.69%    4.83%    5.12%    5.34%    5.40%
Portfolio Turnover......................      11%*       27%      20%      20%      15%      14%
SUPPLEMENTAL RATIO:
   Ratio of Expenses to Average Net
     Assets (Excluding Interest and
     Residual Trust Expenses)...........    1.60%      1.60%    1.60%    1.60%    1.65%    1.64%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4% charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 80                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                 YEAR ENDED NOVEMBER 30,
CLASS C SHARES                       MAY 31,     ----------------------------------------------
                                       2007       2006      2005      2004      2003      2002
                                    -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $ 11.22     $ 10.81   $ 10.58   $ 10.54   $ 10.34   $10.57
                                     -------     -------   -------   -------   -------   ------
  Net Investment Income............     0.25(a)     0.52(a)    0.52     0.54      0.56     0.57
  Net Realized and Unrealized Gain/
    Loss...........................    (0.13)       0.40      0.24      0.04      0.20   (0.24)
                                     -------     -------   -------   -------   -------   ------
Total from Investment Operations...     0.12        0.92      0.76      0.58      0.76     0.33
Less: Distributions from Net
  Investment Income................     0.25        0.51      0.53      0.54      0.56     0.56
                                     -------     -------   -------   -------   -------   ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $ 11.09     $ 11.22   $ 10.81   $ 10.58   $ 10.54   $10.34
                                     =======     =======   =======   =======   =======   ======

Total Return (b)...................    1.06%(d)*   8.73%(d)   7.27%    5.63%     7.52%(c)  3.26%
Net Assets at End of the Period (In
  millions)........................  $ 633.7     $ 654.2   $ 661.7   $ 670.6   $ 605.5   $283.5
Ratio of Expenses to Average Net
  Assets...........................    2.37%(d)    2.11%(d)   1.84%    1.63%     1.65%    1.65%
Ratio of Net Investment Income to
  Average Net Assets...............    4.42%(d)    4.70%(d)   4.83%    5.12%     5.34%(c)  5.34%
Portfolio Turnover.................      11%*        27%       20%       20%       15%      14%
SUPPLEMENTAL RATIO:
   Ratio of Expenses to Average Net
     Assets (Excluding Interest and
     Residual Trust Expenses)......  1.59%(d)    1.59%(d)    1.60%     1.60%     1.65%    1.64%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

See Notes to Financial Statements                                             81

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS      MARCH 1, 2006
                                                               ENDED       (COMMENCEMENT OF
CLASS I SHARES                                                MAY 31,       OPERATIONS) TO
                                                                2007       NOVEMBER 30, 2006
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $11.25           $10.98
                                                               ------           ------
  Net Investment Income (a).................................     0.29             0.47
  Net Realized and Unrealized Gain..........................   (0.11)             0.26
                                                               ------           ------
Total from Investment Operations............................     0.18             0.73
Less: Distributions from Net Investment Income..............     0.30             0.46
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $11.13           $11.25
                                                               ======           ======

Total Return (b)............................................    1.64%*           6.85%*
Net Assets at End of the Period (In millions)...............   $  1.0           $  0.3
Ratio of Expenses to Average Net Assets.....................    1.37%            1.12%
Ratio of Net Investment Income to Average Net Assets........    5.32%            5.69%
Portfolio Turnover..........................................      11%*             27%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets (Excluding Interest
  and Residual Trust Expenses)..............................    0.59%            0.60%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 82                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment adviser generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2007, the Fund had $36,021,128 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $29,174,628. At November 30, 2006, the Fund had an accumulated capital loss carry forward for tax purposes of $119,826,219, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$16,424,728.................................................  November 30, 2010
 25,224,929.................................................  November 30, 2011
 38,535,389.................................................  November 30, 2012
 39,641,173.................................................  November 30, 2013

    At May 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $4,089,784,809
                                                              ==============
Gross tax unrealized appreciation...........................  $  270,521,558
Gross tax unrealized depreciation...........................     (25,448,855)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  245,072,703
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $    759,460
  Tax-exempt income.........................................   230,406,323
                                                              ------------
                                                              $231,165,783
                                                              ============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

    As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  885,243
Undistributed tax-exempt income.............................   3,450,914

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized on securities for tax purposes but not for book.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At May 31, 2007, Fund investments with a value of $1,150,674,771 are held by the dealer trusts and serve as collateral for the $759,375,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at May 31, 2007 are presented on the Portfolio of Investments.

G. EXPENSE REDUCTIONS During the six months ended May 31, 2007, the Fund's custody fee was reduced by $50,692 as a result of credits earned on cash balances.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the six months ended May 31, 2007, the Fund recognized expenses of approximately $50,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2007, the Fund recognized expenses of approximately $90,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and COO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2007, the Fund recognized expenses of approximately $746,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $213,974 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended May 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $373,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $326,400. Sales charges do not represent expenses of the Fund.

    At May 31, 2007, Morgan Stanley Investments Management, Inc., an affiliate of the Adviser, owned 947 shares of Class I.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended May 31, 2007 and the year ended November 30 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                          MAY 31, 2007                 NOVEMBER 30, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   15,745,001    $ 176,069,301     34,160,313    $ 375,188,644
  Class B.......................      525,377        5,877,240      1,242,248       13,651,332
  Class C.......................    1,928,998       21,544,133      4,730,380       51,917,078
  Class I.......................       62,428          701,061         27,861          307,819
                                  -----------    -------------    -----------    -------------
Total Sales.....................   18,261,804      204,191,735     40,160,802    $ 441,064,873
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    5,254,424    $  58,693,353     10,591,296    $ 116,628,690
  Class B.......................      812,181        9,071,018      1,779,705       19,592,811
  Class C.......................      728,718        8,127,792      1,527,969       16,803,477
  Class I.......................        1,405           15,710            392            4,348
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    6,796,728    $  75,907,873     13,899,362    $ 153,029,326
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (25,011,896)   $(279,282,779)   (47,934,839)   $(525,924,060)
  Class B.......................   (4,233,564)     (47,308,954)    (9,589,240)    (105,377,893)
  Class C.......................   (3,806,725)     (42,500,031)    (9,174,236)    (100,667,595)
  Class I.......................       (1,068)         (11,999)            --               --
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (33,053,253)   $(369,103,763)   (66,698,315)   $(731,969,548)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended May 31, 2007, the Fund received redemption fees of approximately $5,300, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $569,152,326 and $795,265,316, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $6,631,200 and $0 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes for duration and risk management purposes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended May 31, 2007 are as follows:

                                                              CONTRACTS
Outstanding at November 30, 2006............................     7,800
Futures Opened..............................................    29,968
Futures Closed..............................................   (34,715)
                                                               -------
Outstanding at May 31, 2007.................................     3,053
                                                               =======

B. INVERSE FLOATING RATE SECURITIES The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on May 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza-Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             50, 150, 250, 601
                                                                   HYMSAR 7/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-02094P-Y05/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT. (2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

By:  /s/ Stuart N. Schuldt
     ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 19, 2007